As filed with the Securities and Exchange Commission on January 26, 1996.


                                   1933 Act File No.  2-91069
                                   1940 Act File No. 811-4019


               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                Pre-Effective Amendment No.
                Post-Effective Amendment No.  22

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                        Amendment No.  24

                      USAA INVESTMENT TRUST
       (Exact Name of Registrant as Specified in Charter)

      9800 Fredericksburg Rd., San Antonio, TX       78288
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code (210) 498-0600

                  Michael D. Wagner, Secretary
                      USAA INVESTMENT TRUST
                     9800 Fredericksburg Rd.
                   San Antonio, TX  78288-0227
             (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485 immediately upon filing pursuant to paragraph (b)
    X  on February 1, 1996 pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a)(1)
       on (date) pursuant to paragraph (a)(1)
       75 days after filing pursuant to paragraph (a)(2)
       on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               DECLARATION PURSUANT TO RULE 24f-2

The Registrant has heretofore registered an indefinite number of shares of the Income Strategy Fund, Growth and Tax Strategy Fund, Balanced Strategy Fund, Cornerstone Strategy Fund, Growth Strategy Fund, Emerging Markets Fund, Gold Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 notice for the Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Gold Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust for the fiscal year ended May 31, 1995 on July 19, 1995.

                    Exhibit Index on Page 154-155

                                                  Page 1 of 182



                      USAA INVESTMENT TRUST

                      CROSS REFERENCE SHEET

                             Part A


FORM N-1A ITEM NO.            SECTION IN PROSPECTUS

1.  Cover Page                   Same

2.  Synopsis.                    Fees and Expenses

3.  Condensed Financial
       Information               Financial Highlights
                                 Performance Information

4.  General Description
       of Registrant             Investment Objective and Policies
                                 Description of Shares

5.  Management of the Fund       Management of the Trust
                                 Service Providers

6.  Capital Stock and Other
       Securities                Dividends, Distributions and Taxes
                                 Description of Shares

7.  Purchase of Securities
       Being Offered             Purchase of Shares
                                 Conditions of Purchase and Redemption
                                 Exchanges
                                 Other Services
                                 Share Price Calculation

8.  Redemption or Repurchase     Redemption of Shares
                                 Conditions of Purchase and Redemption
                                 Exchanges
                                 Other Services

9.  Legal Proceedings         Not Applicable



                      USAA INVESTMENT TRUST

                      CROSS REFERENCE SHEET

                             Part B


FORM N-1A ITEM NO.                 SECTION IN STATEMENT OF ADDITIONAL
                                   INFORMATION

10.  Cover Page                    Same

11.  Table of Contents             Same

12.  General Information and
        History                    Not Applicable

13.  Investment Objectives
        and Policies               Investment Policies
                                   Special Risk Considerations
                                   Investment Restrictions
                                   Portfolio Transactions

14.  Management of the
        Registrant                 Trustees and Officers of the Trust

15.  Control Persons and
        Principal Holders
        of Securities              Trustees and Officers of the Trust

16.  Investment Advisory and
        Other Services             Trustees and Officers of the Trust
                                   The Trust's Manager
                                   General Information

17.  Brokerage Allocation and
        Other Practices            Portfolio Transactions

18.  Capital Stock and Other
        Securities                 Further Description of Shares

19.  Purchase, Redemption and
        Pricing of Securities
        Being Offered              Valuation of Securities
                                   Additional Information Regarding
                                     Redemption of Shares
                                   Investment Plans

20.  Tax Status                    Tax Considerations

21.  Underwriters                  The Trust's Manager

22.  Calculation of Performance
        Data                       Calculation of Performance Data

23.  Financial Statements          General Information





                             Part A




                      Prospectuses for the

  Balanced Strategy, Growth Strategy and Income Strategy Funds

                       are included herein




         Not included in this Post-Effective Amendment

                  are the Prospectuses for the

Growth and Tax Strategy, Cornerstone Strategy, Emerging Markets,
          Gold, International, and World Growth Funds,
           GNMA Trust and Treasury Money Market Trust






                             Part A




                       Prospectus for the

                     Balanced Strategy Fund

                       is included herein




                USAA BALANCED STRATEGY FUND
                February 1, 1996   PROSPECTUS


USAA Balanced Strategy Fund (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust
(the Trust).  The Fund is managed by USAA Investment
Management Company (the Manager).

  WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income. Page 9.

   HOW DO YOU BUY?
   Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 15.

   HOW DO YOU SELL?
   You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 17.

   This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

   Shares of the USAA Balanced Strategy Fund are not deposits or other obligations of, or guaranteed by the USAA Federal Savings Bank, are not insured by the FDIC or any other Government Agency, and are subject to investment risks, including possible loss of the principal amount invested. Because this Fund may invest in foreign securities, it involves a higher degree of risk and may not be appropriate for some investors. See
Special Risk Considerations, page 14.

   If you would like more information, a STATEMENT OF
ADDITIONAL INFORMATION (SAI) of the Fund, dated February
1, 1996, is available upon request and without charge by writing to USAA INVESTMENT TRUST, 9800 Fredericksburg
Rd., San Antonio, TX 78288, or by calling 1-800-531-8181.
The SAI has been filed with the Securities and Exchange
Commission and is incorporated by reference into this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.



                    TABLE OF CONTENTS

                                                            Page
                       SUMMARY DATA
   Fees and Expenses                                          3

   Financial Highlights                                       4
   Performance Information                                    5


                    USING MUTUAL FUNDS
   USAA Family of No-Load Mutual Funds                        6
   Using Mutual Funds in an Asset Allocation Program          7

             INVESTMENT PORTFOLIO INFORMATION
   Investment Objective and Policies                          9

                  SHAREHOLDER INFORMATION
   Purchase of Shares                                        15
   Redemption of Shares                                      17
   Conditions of Purchase and Redemption                     18
   Exchanges                                                 19
   Other Services                                            20
   Share Price Calculation                                   21
   Dividends, Distributions and Taxes                        22
   Management of the Trust                                   23
   Description of Shares                                     24
   Service Providers                                         25
   Telephone Assistance Numbers                              25




                     FEES AND EXPENSES

The following summary is provided to assist you in understanding the expenses you will bear directly or indirectly.

Shareholder Transaction Expenses
----------------------------------------------------------------------------
Sales Load Imposed on Purchases                                   None
Sales Load Imposed on Reinvested Dividends                        None
Deferred Sales Load                                               None
Redemption Fee*                                                   None
Exchange Fee                                                      None

Annual Fund Operating Expenses (as a percentage of average net assets (ANA))
----------------------------------------------------------------------------
Management Fees, net of reimbursements                            .00%
12b-1 Fees                                                        None

Other Expenses, net of reimbursements (estimated)
    Transfer Agent Fees**                                     .31%
    Custodian Fees                                            .48%
    All Other Expenses                                        .46%
                                                              ---
Total Other Expenses                                             1.25%
                                                                 ----
Total Fund Operating Expenses, net of reimbursements             1.25%
                                                                 ====
----------------------------------------------------------------------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See Redemption of Shares - Bank Wire.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services.
        See  Transfer Agent in the SAI, page 15.

   The Manager has voluntarily agreed to limit the Fund's annual expenses until October 1, 1996, to 1.25% of its ANA and will reimburse the Fund for all expenses in excess of the limitation. The Management Fees, Other
Expenses, and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Absent such reimbursements, the amount of the Management Fees, Other
Expenses, and Total Fund Operating Expenses as a percentage of the Fund's ANA would be .75%, 1.47%, and 2.22%, respectively.


Example of Effect of Fund Expenses
----------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

         1 year - $ 13           3 years - $ 40

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                   FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout the three-month period ended
November 30, 1995, has been derived from unaudited financial statements which appear in the SAI. This table should be read in conjunction with the unaudited financial statements and related notes that appear in the SAI.

                                    THREE-MONTH
                                    PERIOD ENDED
                                    NOVEMBER 30,
                                        1995*
                                        ----
Net asset value at
   beginning of period                $  10.00
Net investment income                      .06
                                      --------
Net asset value at
   end of period                      $  10.06
                                      ========
Total return (%)                           .60
Net assets at end of
   period (000)                       $  9,534
Ratio of expenses to
   average net assets (%)                 1.25(a)(b)
Ratio of net investment
   income to average net
   assets (%)                             3.65(a)(b)
Portfolio turnover (%)                     -
Average commission rate
   paid per share                        .0493
--------------
   *    Fund commenced operations September 1, 1995.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) The information contained in the above table is based on actual expenses for the period, after giving effect to reimbursement of expenses by the Manager. Absent such reimbursement the Fund's ratios would have been:

                                                            THREE-MONTH
                                                            PERIOD ENDED
                                                            NOVEMBER 30,
                                                                1995*
                                                                ----
Ratio of expenses to average net assets (%)                    2.81(a)
Ratio of net investment income to average net assets (%)       2.09(a)



                  PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
   The Trust may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in Appendix B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
   The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
   Further information concerning the Fund's total return is included in the SAI.



            USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA
Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                   USAA INVESTMENT TRUST
                   Income Strategy Fund
               Growth and Tax Strategy Fund
                  Balanced Strategy Fund
                 Cornerstone Strategy Fund
                   Growth Strategy Fund
                   Emerging Markets Fund
                         Gold Fund
                    International Fund
                     World Growth Fund
                        GNMA Trust
                Treasury Money Market Trust

                  USAA MUTUAL FUND, INC.
                  Aggressive Growth Fund
                        Growth Fund
                   Growth & Income Fund
                     Income Stock Fund
                        Income Fund
                   Short-Term Bond Fund
                     Money Market Fund

                USAA TAX EXEMPT FUND, INC.
                      Long-Term Fund
                  Intermediate-Term Fund
                      Short-Term Fund
               Tax Exempt Money Market Fund
                   California Bond Fund*
               California Money Market Fund*
                    New York Bond Fund*
                New York Money Market Fund*
                    Virginia Bond Fund*
                Virginia Money Market Fund*

                 USAA STATE TAX-FREE TRUST
               Florida Tax-Free Income Fund*
            Florida Tax-Free Money Market Fund*
                Texas Tax-Free Income Fund*
             Texas Tax-Free Money Market Fund*

 *  Available for sale only to residents of these specific states.



     USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I.  THE IDEA BEHIND ASSET ALLOCATION
If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't - it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.
   Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here.
History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. And past performance doesn't necessarily guarantee future results. From these observations comes the idea of asset allocation.
   Asset allocation is a straightforward concept that involves dividing your money among several different types of investments - for example, stocks, bonds and short-term investments such as money market instruments - and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.
   Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II.  USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM
Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's much more of an active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time.

III.  USAA'S SERIES OF ASSET STRATEGY FUNDS
USAA's series of asset allocation funds, our Asset
Strategy Funds, are designed for the long-term investor and are in line with the Manager's investment philosophy for its customers, specifically "don't try to time the market," and "buy and hold for the long-term." As shown on the next page, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.


Fund             Investment Objective                   Invests In
------------------------------------------------------------------

Income
Strategy
Fund             Seek high current return, with         Bonds and stocks
                 reduced risk over time, through an
                 asset allocation strategy which
                 emphasizes income and gives
                 secondary emphasis to long-term
                 growth of capital.
-------------------------------------------------------------------

Growth and Tax
Strategy Fund    Seek a conservative balance between    Short- and long-term
                 income, the majority of which is       tax exempt bonds and
                 tax-exempt, and the potential for      basic value stocks
                 long-term growth of capital to
                 preserve purchasing power.  This
                 objective is to be achieved through
                 an asset allocation strategy.
-------------------------------------------------------------------

Balanced
Strategy
Fund             Seek high total return, with reduced   Stocks and bonds
                 risk over time, through an asset
                 allocation strategy that seeks a
                 combination of long-term growth of
                 capital and current income.
--------------------------------------------------------------------

Cornerstone
Strategy
Fund             Achieve a positive inflation-adjusted   Foreign & basic
                 rate of return and a reasonably stable  value stocks,
                 value of Fund shares.  This objective   government
                 is to be achieved through an asset      securities, real
                 allocation strategy.                    estate stocks and
                                                         gold stocks
---------------------------------------------------------------------

Growth
Strategy
Fund             Seek high total return, with reduced    Small & large
                 risk over time, through an asset        cap stocks, bonds,
                 allocation strategy which emphasizes    and international
                 capital appreciation and gives          stocks
                 secondary emphasis to income.
----------------------------------------------------------------------

An important feature of USAA's Asset Strategy Funds is the quarterly rebalancing of each portfolio. In this asset allocation technique, the Funds' Managers buy or sell securities each quarter so that the investment categories of each Fund are brought within their target ranges. For example, if a portfolio holds 65% of its securities in stocks, 30% in bonds, and 5% in money market instruments at the beginning of a quarter, then due to market returns holds 75% of its securities in stocks, 20% in bonds, and 5% in money market instruments at the end of a quarter, the Manager would rebalance the portfolio by reducing its holdings of stocks and increasing its holdings of bonds to return the portfolio's investments in stocks and bonds into the target ranges. See Investment Objective and Policies -
Investment Policies, Techniques and Risk Factors for further information on the Fund's target ranges.

For more complete information about the other USAA Asset
Strategy Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.



             INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.
   The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
   The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Fund provides a professionally managed, diversified investment program within one mutual fund. The Manager seeks to attain the objective by allocating the Fund's assets in each of the following investment categories within the indicated ranges:

                              Percentage
                             Target Range
Investment Category          of Net Assets
-------------------          -------------
Stocks                         50 - 70%
Bonds                          30 - 50%
Money Market Instruments        0 - 10%

   The target ranges may be revised by the Board of Trustees upon 60 days' prior written notice to shareholders. However, the Manager reserves the right, without shareholder notification, to revise the ranges on a temporary defensive basis when, in its opinion, such changes are believed to be in the best interest of the Fund and its shareholders.
   The ranges allow for a variance in each investment category. Should market action cause investment categories to move outside the ranges, the Manager will make adjustments to rebalance the portfolio. In general, the Manager will rebalance the portfolio at least once during each calendar quarter to bring each category within its range. These portfolio adjustments may cause the Fund to sell securities in investment categories which have appreciated in value and to buy securities in investment categories which have depreciated in value. Such adjustments may also cause the Fund to incur a higher proportion of short-term capital gains than a fund that does not have a similar policy.
   As a temporary defensive measure, the Manager may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.
   The Fund's portfolio turnover rate is not expected to exceed 100%, however, it will not be a limiting factor when the Manager deems changes in the Fund's portfolio appropriate in view of its investment objective.

Characteristics and associated risks of each investment category are as follows:

Stocks - In this category, investments will consist primarily of common stocks or securities convertible into common stocks or securities which carry the right to buy common stocks. Investments may also include foreign securities. For a discussion of the risks associated with investments in foreign issuers, see Special Risk
Considerations.
   The Fund may also invest in U.S. Real Estate Investment
Trusts (REITs). The Fund's investments in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. In addition, REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.

Bonds - In this category, investments will consist of U.S. dollar-denominated securities selected for their high yields relative to the risk involved. Consistent with this policy, in periods of rising interest rates, a greater portion of the portfolio may be invested in securities the value of which is believed to be less sensitive to interest rate changes.
   Investments in this category may consist of obligations of the U.S. Government, its agencies and instrumentalities; mortgage-backed securities; corporate debt securities such as notes and bonds; obligations of state and local governments and their agencies and instrumentalities; asset-backed securities; master demand notes; eurodollar obligations; yankee obligations; and other debt securities.

   The debt securities in the Fund must be investment grade at the time of purchase. Investment grade securities are those issued or guaranteed by the U.S.
Government, its agencies and instrumentalities, those rated at least Baa by Moody's Investors Service
(Moody's), BBB by Standard & Poor's Ratings Group (S&P),
BBB by Fitch Investors Service (Fitch), or BBB by Duff and Phelps (D&P), or those judged to be of equivalent quality by the Manager if not rated. Securities rated in the lowest level of investment grade have some speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities. If the rating of a security is downgraded below investment grade, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Trustees, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of debt ratings, see Appendix A to the SAI.

Money Market Instruments - In this category, investments will consist of high quality U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Convertible Securities - As stated earlier, the Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer.
Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
   The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S.
dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
   The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts.
The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis;
that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days.
Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.
Such securities can be sold before settlement date.
   Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.

   The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Mortgage-Backed and Asset-Backed Securities - The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government
National Mortgage Association (Ginnie Mae), the Federal
National Mortgage Association (Fannie Mae) and the
Federal Home Loan Mortgage Corporation (Freddie Mac).
These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool.
Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages.
Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.
   Mortgage-backed securities also include collateralized mortgage obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces
(tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.
   Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above.
They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.
   The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.



Master Demand Notes - The Fund may invest in variable rate master demand notes (master demand notes). Master demand notes are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.
Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, where master demand notes are not secured by bank letters of credit or other credit support arrangements, the Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund will continuously monitor the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. Master demand notes, as such, are not typically rated by credit rating agencies. The
Fund will invest in master demand notes only if the Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Eurodollar and Yankee Obligations - The Fund may invest in Eurodollar and Yankee Obligations. Eurodollar obligations are dollar-denominated instruments issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments issued by foreign issuers in the U.S. capital markets. While investments in Eurodollar and Yankee obligations are intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to credit and market risk. Sovereign risk includes local political or economic developments, potential nationalization, and withholding taxes on dividend or interest payments.
   In addition, the Fund may invest in Eurodollar and Yankee obligations of investment grade emerging market countries. An emerging market country can be considered to be a country which is in the initial stages of its industrial cycle. Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature than in the United
States, and to political systems which may be less stable. In the past, markets of emerging market countries have been more volatile than the markets of developed countries. See Special Risk Considerations for a discussion of other risks associated with foreign investments.

Put Bonds - The Fund may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party at face value prior to stated maturity
(Put Bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.



Liquidity - The Fund may not invest more than 15% of the market value of its net assets in securities which are illiquid or not readily marketable. Commercial paper and certain Put Bonds that are subject to restrictions on transfer and other securities that may be resold pursuant to Rule 144A under the Securities Act of 1933 may be determined to be liquid in accordance with guidelines established by the Board of Trustees for purposes of complying with the Fund's investment restriction applicable to investments in illiquid securities.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

a. With respect to 75% of its total assets, the Fund may not purchase securities of any issuer (except
        U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940 Act)) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

b. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

c. The Fund may not concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S.
        Government and its agencies or instrumentalities.

d. The Fund may not lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - The Fund may purchase foreign securities in foreign or U.S. markets or it may purchase American Depositary Receipts (ADRs), Global
Depositary Receipts (GDRs), or similar forms of ownership interests in securities of foreign issuers deposited with a depositary. Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets.
These investments may be subject to foreign withholding taxes which may reduce the effective rates of return.
The Fund values its securities and other assets in U.S.
dollars.
   Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.



                    PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after the Fund receives your request in proper form. If the Fund receives your request prior to the close of the New York Stock Exchange on a day on which the Exchange is open, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to 4 to 6 weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments

Initial Purchase (non-IRA):      $3,000 or minimum $100 with a minimum $50
                                 monthly electronic investment

Additional Purchases:            $50

Initial Purchase - IRA:          $250 or minimum $100 with a minimum $50
                                 monthly electronic investment

Additional Purchases:            $50




How to Purchase:

Mail             * To open an account, send your application and check to:
                      USAA Investment Management Company
                      9800 Fredericksburg Rd., San Antonio, TX 78288
                 * To add to your account, send your check and the "Invest
                   by Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                      USAA Shareholder Account Services
                      9800 Fredericksburg Rd., San Antonio, TX 78288
                 * To exchange by mail, call 1-800-531-8448 for instructions.

In Person        * To open an account, bring your application and check to:
                      USAA Investment Management Company
                      USAA Federal Savings Bank
                      10750 Robert F. McDermott Freeway, San Antonio

Automatically    * Additional purchases on a regular basis can be deducted
via                from a bank account, paycheck, income-producing investment
Electronic         or from a USAA money market account.  Sign up for these
Funds              services when opening an account or call 1-800-531-8448 to
Transfer           add these services.
(EFT)            * Purchases through payroll deduction ($25 minimum each pay period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

Bank Wire        * To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
                      State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                      Attn:  USAA Balanced Strategy Fund
                      USAA AC-69384998
                      Shareholder(s) Name(s)_________________
                      Shareholder(s) Account Number___________________

Phone            * If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
                 * To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.

Through a        * To open a new account through your USAA Asset Management
USAA AMA           Account, call USAA Brokerage Services at 1-800-531-8343.



                   REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated.
Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
   In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the New York Stock Exchange is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the Securities and Exchange Commission.


How to Redeem:

Written,        * Send your written instructions to:
Fax, or              USAA Shareholder Account Services
Telegraph            9800 Fredericksburg Rd., San Antonio, TX 78288
                * Send a signed fax to 210-498-2889, or send a
                  telegraph to USAA Shareholder Account Services.

   Written redemption requests must include the following:
(1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed;
(2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and
(4) method of payment.

Phone           * Call toll free 1-800-531-8448, in San Antonio,
                  210-456-7202.

   The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded and confirmations of all account transactions are sent to the address of record.

   Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

Through a        * Call USAA Brokerage Services at 1-800-531-8343 for
USAA AMA           more information.



Methods of Payment:

Bank Wire        * Allows redemptions to be sent directly to your
                   bank account.

   Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. The Transfer Agent deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

Automatically    * Systematic (regular) or intermittent (as-needed)
via EFT            redemptions can be credited to your bank account.

   Establish any of our electronic investing services when you apply for your account, or later upon request.

Check            * A check payable to the registered shareholder(s)
Redemption         will be mailed to the address of record.

   This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.



           CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation may be treated as a redemption of shares purchased and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified and the shareholder must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer.
You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in Additional Information Regarding
Redemption of Shares in the SAI.

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;

(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section Additional Information Regarding
        Redemption of Shares in the SAI contains information on acceptable guarantors.


                         EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
   The Fund has undertaken certain procedures regarding telephone transactions. See Redemption of Shares -
Phone.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term
Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.



                      OTHER SERVICES

INVESTMENT PLANS
InveStart(registered trademark) - an investment program for beginning or first-time investors. Like more experienced investors, InveStart(registered trademark) customers may choose to establish a systematic investment plan for their portfolio.

Systematic Investment Plans - you may establish a systematic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month
(the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InvesTronic(registered trademark) - an automatic investment program for the purchase of additional shares through electronic funds transfer. The investor selects the day(s) each month that money is transferred from a checking or savings account. With this program you can make initial investments as low as $100 and automatic monthly additions of $50 to the account.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA
(including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to automatically purchase shares in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
  i)    a reinvested dividend, or
 ii)    a payment you make under the
        InvesTronic(registered trademark), Direct Purchase
        Service, Automatic Purchase Plan, or Directed
        Dividends investment plans, or
iii)    a redemption you make under the Systematic
        Withdrawal Plan.

   At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
   In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.



TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or
Semiannual Report, or if you have any questions concerning any of the services offered.

                  SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the New York Stock
Exchange, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.
Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
   Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
   Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees.
Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
   For additional information, see Valuation of Securities in the SAI.



            DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders quarterly. Net capital gain, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
   All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.
   Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
   Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.



                  MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

   The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United
Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately
$29 billion in total assets under management.  The
Manager's mailing address is 9800 Fredericksburg Rd., San
Antonio, TX 78288.

   Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory
Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
   For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's average net assets (ANA), accrued daily and paid monthly. The Fund's management fees are computed and paid at three-fourths of one percent (.75%) of ANA. This fee is higher than that charged to most other mutual funds, but in the opinion of the Manager is comparable to fees charged to other mutual funds with similar investment objectives and policies.

OPERATING EXPENSES
In addition to the fees paid pursuant to the Advisory
Agreement, operating expenses for the Fund generally consist of expenses for the issuance and redemption of shares, charges of the transfer agent and custodian, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Trustees who are not interested (not affiliated) persons of the Manager, and costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders.


PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Fund.

R. David Ullom, Assistant Vice President of Equity
Investments since September of 1994, is the asset allocation manager for the Fund and has managed the Stocks investment category since September of 1995. Mr.
Ullom has 21 years investment management experience and has worked for IMCO ten years where he has held various positions in Equity Investments. Mr. Ullom earned the Chartered Financial Analyst (CFA) designation in 1980 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial
Analysts Society, Inc. (SAFAS).  He holds an MBA from
Washington University, Missouri and a BS from Oklahoma
State University.

Paul H. Lundmark, Executive Director of Fixed Income
Investments since November of 1994, has managed the Bonds investment category since September of 1995. Mr.
Lundmark has nine years investment management experience and has worked for IMCO four years. He has held various positions in Fixed Income Investments since January 1992.
From May 1990 to July 1991 he was employed as an Associate with Raymond James & Associates, Inc., St.
Petersburg, Florida. Mr. Lundmark earned the CFA designation in 1989 and also is a member of the AIMR and SAFAS. He holds an MBA and BSB from the University of Minnesota.

J. Eric Thorderson, Executive Director of Fixed Income
Investments since March of 1994, has managed the Money
Market Instruments investment category since September of 1995. Mr. Thorderson has eight years investment management experience and has worked for IMCO five years where he has held various positions in Fixed Income
Investments. Mr. Thorderson earned the CFA designation in 1989 and is a member of the AIMR and SAFAS. He holds an MBA from the University of Illinois and a BA from Wayne
State University of Michigan.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage
Services, a discount brokerage service of the Manager.
The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

                   DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First
Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series or Funds, without par value. The Fund described in this Prospectus is being offered to the public. The Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Trustees are authorized to create new
Funds in addition to those already existing without shareholder approval.
   Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders holding an aggregate of at least
10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
   Under Massachusetts law, shareholders of any Fund could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.



                             SERVICE PROVIDERS

UNDERWRITER/      USAA Investment Management Company
DISTRIBUTOR       9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER          USAA Shareholder Account Services
AGENT             9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN         State Street Bank and Trust Company
                  P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL             Goodwin, Procter & Hoar
COUNSEL           Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT       KPMG Peat Marwick LLP
AUDITORS          112 East Pecan, Suite 2400, San Antonio, Texas 78205.



         TELEPHONE ASSISTANCE

    (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday: 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 210-456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 210-456-7202

    RECORDED 24 HOUR SERVICE

    MUTUAL FUND PRICE QUOTES
        (From any phone)
    1-800-531-8066
    In San Antonio 210-498-8066

    MUTUAL FUND TOUCHLINE(registered trademark)
          (From Touchtone phones only)
For account balance, last transaction or fund prices:
    1-800-531-8777
    In San Antonio 210-498-8777





                             Part A




                       Prospectus for the

                      Growth Strategy Fund

                       is included herein






                 USAA GROWTH STRATEGY FUND
                 February 1, 1996   PROSPECTUS


USAA Growth Strategy Fund (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the
Trust).  The Fund is managed by USAA Investment
Management Company (the Manager).

  WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income. Page 9.

  HOW DO YOU BUY?
  Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 16.

  HOW DO YOU SELL?
  You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 18.

   This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

   Shares of the USAA Growth Strategy Fund are not deposits or other obligations of, or guaranteed by the USAA Federal Savings Bank, are not insured by the FDIC or any other Government Agency, and are subject to investment risks, including possible loss of the principal amount invested. Because this Fund invests in foreign securities, it involves a higher degree of risk and may not be appropriate for some investors. See
Special Risk Considerations, page 15.

   If you would like more information, a STATEMENT OF
ADDITIONAL INFORMATION (SAI) of the Fund, dated February
1, 1996, is available upon request and without charge by writing to USAA INVESTMENT TRUST, 9800 Fredericksburg
Rd., San Antonio, TX 78288, or by calling 1-800-531-8181.
The SAI has been filed with the Securities and Exchange
Commission and is incorporated by reference into this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.



                    TABLE OF CONTENTS

                                                         Page
                       SUMMARY DATA
   Fees and Expenses                                       3

   Financial Highlights                                    4
   Performance Information                                 5

                    USING MUTUAL FUNDS
   USAA Family of No-Load Mutual Funds                     6
   Using Mutual Funds in an Asset Allocation Program       7

             INVESTMENT PORTFOLIO INFORMATION
   Investment Objective and Policies                       9

                  SHAREHOLDER INFORMATION
   Purchase of Shares                                     16
   Redemption of Shares                                   18
   Conditions of Purchase and Redemption                  19
   Exchanges                                              20
   Other Services                                         21
   Share Price Calculation                                22
   Dividends, Distributions and Taxes                     23
   Management of the Trust                                24
   Description of Shares                                  26
   Service Providers                                      27
   Telephone Assistance Numbers                           27



                     FEES AND EXPENSES

The following summary is provided to assist you in understanding the expenses you will bear directly or indirectly.

Shareholder Transaction Expenses
----------------------------------------------------------------------------
Sales Load Imposed on Purchases                           None
Sales Load Imposed on Reinvested Dividends                None
Deferred Sales Load                                       None
Redemption Fee*                                           None
Exchange Fee                                              None

Annual Fund Operating Expenses (as a percentage of average net assets (ANA))
----------------------------------------------------------------------------
Management Fees                                           .75%
12b-1 Fees                                                None
Other Expenses (estimated)

    Transfer Agent Fees**                              .23%
    Custodian Fees                                     .34%
    All Other Expenses                                 .33%
                                                       ---
Total Other Expenses                                      .90%
                                                         ----
Total Fund Operating Expenses                            1.65%
                                                         ====
----------------------------------------------------------------------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See Redemption of Shares - Bank Wire.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services.
        See  Transfer Agent in the SAI, page 15.




Example of Effect of Fund Expenses
---------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

           1 year - $ 17       3 years - $ 52

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                   FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout the three-month period ended
November 30, 1995, has been derived from unaudited financial statements which appear in the SAI. This table should be read in conjunction with the unaudited financial statements and related notes that appear in the SAI.

                                THREE-MONTH
                                PERIOD ENDED
                                NOVEMBER 30,
                                   1995*
                                   ----
Net asset value at
   beginning of period            $ 10.00
Net investment income                 .02
Net realized and
   unrealized gain                    .31
                                  -------
Net asset value at
   end of period                  $ 10.33
                                  =======
Total return (%)                     3.30
Net assets at end of
   period (000)                   $24,595
Ratio of expenses to
   average net assets (%)            2.01(a)
Ratio of net investment
   income to average net
   assets (%)                        1.33(a)
Portfolio turnover (%)              24.79
Average commission rate
   paid per share                   .0287
--------------
   *    Fund commenced operations September 1, 1995.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.



                  PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
   The Trust may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in Appendix B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
   The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
   Further information concerning the Fund's total return is included in the SAI.



            USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA
Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                   USAA INVESTMENT TRUST
                   Income Strategy Fund
               Growth and Tax Strategy Fund
                  Balanced Strategy Fund
                 Cornerstone Strategy Fund
                   Growth Strategy Fund
                   Emerging Markets Fund
                         Gold Fund
                    International Fund
                     World Growth Fund
                        GNMA Trust
                Treasury Money Market Trust

                  USAA MUTUAL FUND, INC.
                  Aggressive Growth Fund
                        Growth Fund
                   Growth & Income Fund
                     Income Stock Fund
                        Income Fund
                   Short-Term Bond Fund
                     Money Market Fund

                USAA TAX EXEMPT FUND, INC.
                      Long-Term Fund
                  Intermediate-Term Fund
                      Short-Term Fund
               Tax Exempt Money Market Fund
                   California Bond Fund*
               California Money Market Fund*
                    New York Bond Fund*
                New York Money Market Fund*
                    Virginia Bond Fund*
                Virginia Money Market Fund*

                 USAA STATE TAX-FREE TRUST
               Florida Tax-Free Income Fund*
            Florida Tax-Free Money Market Fund*
                Texas Tax-Free Income Fund*
             Texas Tax-Free Money Market Fund*

 *  Available for sale only to residents of these specific states.



     USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I.  THE IDEA BEHIND ASSET ALLOCATION
If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't - it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.
   Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here.
History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. And past performance doesn't necessarily guarantee future results. From these observations comes the idea of asset allocation.
   Asset allocation is a straightforward concept that involves dividing your money among several different types of investments - for example, stocks, bonds and short-term investments such as money market instruments - and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.
   Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II.  USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM
Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's much more of an active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time.

III.  USAA'S SERIES OF ASSET STRATEGY FUNDS
USAA's series of asset allocation funds, our Asset
Strategy Funds, are designed for the long-term investor and are in line with the Manager's investment philosophy for its customers, specifically "don't try to time the market," and "buy and hold for the long-term." As shown on the next page, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.



Fund             Investment Objective                   Invests In
------------------------------------------------------------------

Income
Strategy
Fund             Seek high current return, with         Bonds and stocks
                 reduced risk over time, through an
                 asset allocation strategy which
                 emphasizes income and gives
                 secondary emphasis to long-term
                 growth of capital.
-------------------------------------------------------------------

Growth and Tax
Strategy Fund    Seek a conservative balance between    Short- and long-term
                 income, the majority of which is       tax exempt bonds and
                 tax-exempt, and the potential for      basic value stocks
                 long-term growth of capital to
                 preserve purchasing power.  This
                 objective is to be achieved through
                 an asset allocation strategy.
-------------------------------------------------------------------

Balanced
Strategy
Fund             Seek high total return, with reduced   Stocks and bonds
                 risk over time, through an asset
                 allocation strategy that seeks a
                 combination of long-term growth of
                 capital and current income.
--------------------------------------------------------------------

Cornerstone
Strategy
Fund             Achieve a positive inflation-adjusted   Foreign & basic
                 rate of return and a reasonably stable  value stocks,
                 value of Fund shares.  This objective   government
                 is to be achieved through an asset      securities, real
                 allocation strategy.                    estate stocks and
                                                         gold stocks
---------------------------------------------------------------------

Growth
Strategy
Fund             Seek high total return, with reduced    Small & large
                 risk over time, through an asset        cap stocks, bonds,
                 allocation strategy which emphasizes    and international
                 capital appreciation and gives          stocks
                 secondary emphasis to income.
----------------------------------------------------------------------

An important feature of USAA's Asset Strategy Funds is the quarterly rebalancing of each portfolio. In this asset allocation technique, the Funds' Managers buy or sell securities each quarter so that the investment categories of each Fund are brought within their target ranges. For example, if a portfolio holds 65% of its securities in stocks, 30% in bonds, and 5% in money market instruments at the beginning of a quarter, then due to market returns holds 75% of its securities in stocks, 20% in bonds, and 5% in money market instruments at the end of a quarter, the Manager would rebalance the portfolio by reducing its holdings of stocks and increasing its holdings of bonds to return the portfolio's investments in stocks and bonds into the target ranges. See Investment Objective and Policies -
Investment Policies, Techniques and Risk Factors for further information on the Fund's target ranges.

For more complete information about the other USAA Asset
Strategy Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.



             INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.
   The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
   The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Fund provides a professionally managed, diversified investment program within one mutual fund. The Manager seeks to attain the objective by allocating the Fund's assets in each of the following investment categories within the indicated ranges:

                             Percentage
                            Target Range
Investment Category         of Net Assets
-------------------         -------------
Large Cap Stocks               25 - 35%
Small Cap Stocks               25 - 35%
International Stocks           15 - 25%
Bonds                          15 - 25%
Money Market Instruments        0 - 10%

   The target ranges may be revised by the Board of Trustees upon 60 days' prior written notice to shareholders. However, the Manager reserves the right, without shareholder notification, to revise the ranges on a temporary defensive basis when, in its opinion, such changes are believed to be in the best interest of the Fund and its shareholders.
   The ranges allow for a variance in each investment category. Should market action cause investment categories to move outside the ranges, the Manager will make adjustments to rebalance the portfolio. In general, the Manager will rebalance the portfolio at least once during each calendar quarter to bring each category within its range. These portfolio adjustments may cause the Fund to sell securities in investment categories which have appreciated in value and to buy securities in investment categories which have depreciated in value.
Such adjustments may also cause the Fund to incur a higher proportion of short-term capital gains than a fund that does not have a similar policy.
   As a temporary defensive measure, the Manager may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.
   The Fund's portfolio turnover rate is not expected to exceed 100%, however, it will not be a limiting factor when the Manager deems changes in the Fund's portfolio appropriate in view of its investment objective.

Characteristics and associated risks of each investment category are as follows:

Large Cap Stocks - In this category, investments will consist of common stocks of companies that have market capitalizations of $1 billion or more, at the time of purchase. Investments may also include securities convertible into common stocks or securities which carry the right to buy common stocks.
     The Fund may continue to hold securities in the Large Cap Stocks investment category that qualified when purchased as Large Cap Stocks, but whose market capitalizations have subsequently declined below $1 billion.

Small Cap Stocks - In this category, investments will consist of common stocks of companies that have market capitalizations of less than $1 billion, at the time of purchase. Investments may also include securities convertible into common stocks or securities which carry the right to buy common stocks.
   The Fund may continue to hold securities in the Small
Cap Stocks investment category that qualified when purchased as Small Cap Stocks, but whose market capitalizations have subsequently increased above $1 billion.
   Investing in smaller companies, especially those that have a narrow product line or are thinly traded, often involves greater risk than investing in established companies with proven track records. These securities may be subject to more price volatility than securities of larger companies.

International Stocks - In this category, investments will consist of common stocks or securities which are convertible into or which carry the right to buy common stocks of companies organized and operating principally outside the United States. A company is deemed to be operating principally outside the United States if at least 50% of its revenues are derived from operations outside the United States or if its primary production or operating facilities are located outside the United
States.
   The Manager believes that international diversification may have a balancing impact with regard to investments in the United States. For a discussion of the risks associated with investments in foreign issuers, see
Special Risk Considerations.

Bonds - In this category, investments will consist of U.S. dollar-denominated securities selected for their high yields relative to the risk involved. Consistent with this policy, in periods of rising interest rates, a greater portion of the portfolio may be invested in securities the value of which is believed to be less sensitive to interest rate changes.
   Investments in this category may consist of obligations of the U.S. Government, its agencies and instrumentalities; mortgage-backed securities; corporate debt securities such as notes and bonds; obligations of state and local governments and their agencies and instrumentalities; asset-backed securities; master demand notes; eurodollar obligations; yankee obligations; and other debt securities.

   The debt securities in the Fund must be investment grade at the time of purchase. Investment grade securities are those issued or guaranteed by the U.S.
Government, its agencies and instrumentalities, those rated at least Baa by Moody's Investors Service
(Moody's), BBB by Standard & Poor's Ratings Group (S&P),
BBB by Fitch Investors Service (Fitch), or BBB by Duff and Phelps (D&P), or those judged to be of equivalent quality by the Manager if not rated. Securities rated in the lowest level of investment grade have some speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities. If the rating of a security is downgraded below investment grade, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Trustees, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of debt ratings, see Appendix A to the SAI.

Money Market Instruments - In this category, investments will consist of high quality U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Convertible Securities - As stated earlier, the Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer.
Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
   The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S.
dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
   The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts.
The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis;
that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days.
Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.
Such securities can be sold before settlement date.
   Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.

   The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Mortgage-Backed and Asset-Backed Securities - The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government
National Mortgage Association (Ginnie Mae), the Federal
National Mortgage Association (Fannie Mae) and the
Federal Home Loan Mortgage Corporation (Freddie Mac).
These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline;
however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.
   Mortgage-backed securities also include collateralized mortgage obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces
(tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.
   Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above.
They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.
   The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Master Demand Notes - The Fund may invest in variable rate master demand notes (master demand notes). Master demand notes are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.
Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, where master demand notes are not secured by bank letters of credit or other credit support arrangements, the Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund will continuously monitor the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. Master demand notes, as such, are not typically rated by credit rating agencies. The Fund will invest in master demand notes only if the Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Eurodollar and Yankee Obligations - The Fund may invest in Eurodollar and Yankee obligations. Eurodollar obligations are dollar-denominated instruments issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments issued by foreign issuers in the U.S. capital markets. While investments in Eurodollar and Yankee obligations are intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to credit and market risk. Sovereign risk includes local political or economic developments, potential nationalization, and withholding taxes on dividend or interest payments.
   In addition, the Fund may invest in Eurodollar and Yankee obligations of investment grade emerging market countries. See Special Risk Considerations for a discussion of other risks associated with foreign investments.

Put Bonds - The Fund may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party at face value prior to stated maturity
(Put Bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

Liquidity - The Fund may not invest more than 15% of the market value of its net assets in securities which are illiquid or not readily marketable. Commercial paper and certain Put Bonds that are subject to restrictions on transfer and other securities that may be resold pursuant to Rule 144A under the Securities Act of 1933 may be determined to be liquid in accordance with guidelines established by the Board of Trustees for purposes of complying with the Fund's investment restriction applicable to investments in illiquid securities.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

a. With respect to 75% of its total assets, the Fund may not purchase securities of any issuer (except
        U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940 Act)) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

b. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding
        33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

c. The Fund may not concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S.
        Government and its agencies or instrumentalities.

d. The Fund may not lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - The Fund may purchase foreign securities in foreign or U.S. markets or it may purchase American Depositary Receipts (ADRs), Global
Depositary Receipts (GDRs), or similar forms of ownership interests in securities of foreign issuers deposited with a depositary. Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return. The Fund values its securities and other assets in U.S. dollars.
   Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.
   A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. Investments in developing countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. Due to illiquidity and lack of hedging instruments, it is presently difficult or in some cases impossible to hedge the currency risk in these markets. In the past, markets of developing countries have been more volatile than the markets of developed countries.
   Political risk includes a greater potential for coup d'etats, insurrections and expropriation by governmental organizations. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union
(also known as the CIS or the Commonwealth of Independent
States). These countries were under communist systems which had nationalized private industry. There is no guarantee that nationalization may not occur again in this region or others in which the Fund invests, in which case the Fund may lose all or part of its investment in that country's issuers.



                    PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after the Fund receives your request in proper form. If the Fund receives your request prior to the close of the New York Stock Exchange on a day on which the Exchange is open, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to 4 to 6 weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments

Initial Purchase (non-IRA):      $3,000 or minimum $100 with a minimum $50
                                 monthly electronic investment

Additional Purchases:            $50

Initial Purchase - IRA:          $250 or minimum $100 with a minimum $50
                                 monthly electronic investment

Additional Purchases:            $50



How to Purchase:

Mail             * To open an account, send your application and check to:
                      USAA Investment Management Company
                      9800 Fredericksburg Rd., San Antonio, TX 78288
                 * To add to your account, send your check and the "Invest
                   by Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                      USAA Shareholder Account Services
                      9800 Fredericksburg Rd., San Antonio, TX 78288
                 * To exchange by mail, call 1-800-531-8448 for instructions.

In Person        * To open an account, bring your application and check to:
                      USAA Investment Management Company
                      USAA Federal Savings Bank
                      10750 Robert F. McDermott Freeway, San Antonio

Automatically    * Additional purchases on a regular basis can be deducted
via                from a bank account, paycheck, income-producing investment
Electronic         or from a USAA money market account.  Sign up for these
Funds              services when opening an account or call 1-800-531-8448 to
Transfer           add these services.
(EFT)            * Purchases through payroll deduction ($25 minimum each pay period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

Bank Wire        * To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
                      State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                      Attn:  USAA Growth Strategy Fund
                      USAA AC-69384998
                      Shareholder(s) Name(s)_________________
                      Shareholder(s) Account Number___________________

Phone            * If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
                 * To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.

Through a        * To open a new account through your USAA Asset Management
USAA AMA           Account, call USAA Brokerage Services at 1-800-531-8343.



                   REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated.
Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
   In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the New York Stock Exchange is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the Securities and Exchange Commission.

How to Redeem:

Written,          * Send your written instructions to:
Fax, or                 USAA Shareholder Account Services
Telegraph               9800 Fredericksburg Rd., San Antonio, TX 78288
                  * Send a signed fax to 210-498-2889, or send a
                    telegraph to USAA Shareholder Account Services.

   Written redemption requests must include the following:
(1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed;
(2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and
(4) method of payment.

Phone             * Call toll free 1-800-531-8448, in San Antonio,
                    210-456-7202.

   The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded and confirmations of all account transactions are sent to the address of record.

   Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

Through a         * Call USAA Brokerage Services at 1-800-531-8343
USAA AMA            for more information.



Methods of Payment:

Bank Wire         * Allows redemptions to be sent directly to your
                    bank account.

   Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. The Transfer Agent deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

Automatically     * Systematic (regular) or intermittent
via EFT             (as-needed) redemptions can be credited
                    to your bank account.

   Establish any of our electronic investing services when you apply for your account, or later upon request.

Check             * A check payable to the registered shareholder(s)
Redemption          will be mailed to the address of record.

   This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.




       CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation may be treated as a redemption of shares purchased and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified and the shareholder must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer.
You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in Additional Information Regarding
Redemption of Shares in the SAI.

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;

(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section Additional Information Regarding
        Redemption of Shares in the SAI contains information on acceptable guarantors.


                         EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
   The Fund has undertaken certain procedures regarding telephone transactions. See Redemption of Shares - Phone.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term
Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.



                      OTHER SERVICES

INVESTMENT PLANS
InveStart(registered trademark) - an investment program for beginning or first-time investors. Like more experienced investors, InveStart(registered trademark) customers may choose to establish a systematic investment plan for their portfolio.

Systematic Investment Plans - you may establish a systematic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month
(the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InvesTronic(registered trademark) - an automatic investment program for the purchase of additional shares through electronic funds transfer. The investor selects the day(s) each month that money is transferred from a checking or savings account. With this program you can make initial investments as low as $100 and automatic monthly additions of $50 to the account.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA
(including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to automatically purchase shares in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
  i)    a payment you make under the
        InvesTronic(registered trademark), Automatic
        Purchase Plan, or Direct Purchase Service investment plans, or
 ii)    a redemption you make under the Systematic
        Withdrawal Plan.

   At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
   In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or
Semiannual Report, or if you have any questions concerning any of the services offered.

                  SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the New York Stock
Exchange, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.
Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
   Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
   Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees.
Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
   For additional information, see Valuation of Securities in the SAI.



            DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders annually. Net capital gain, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
   All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.
   Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
   Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.



                  MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

   The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United
Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately
$29 billion in total assets under management.  The
Manager's mailing address is 9800 Fredericksburg Rd., San
Antonio, TX 78288.

   Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory
Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
   For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's average net assets (ANA), accrued daily and paid monthly. The Fund's management fees are computed and paid at three-fourths of one percent (.75%) of ANA. This fee is higher than that charged to most other mutual funds, but in the opinion of the Manager is comparable to fees charged to other mutual funds with similar investment objectives and policies.

OPERATING EXPENSES
In addition to the fees paid pursuant to the Advisory
Agreement, operating expenses for the Fund generally consist of expenses for the issuance and redemption of shares, charges of the transfer agent and custodian, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Trustees who are not interested (not affiliated) persons of the Manager, and costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Fund.

David G. Parsons, Assistant Vice President of Equity
Investments since March of 1995, is the asset allocation manager of the Fund and has managed the Large Cap Stocks investment category since September of 1995. Mr. Parsons has 12 years investment management experience working for IMCO where he has held various positions in Equity
Investments.  Mr. Parsons earned the Chartered Financial
Analyst (CFA) designation in 1986 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial Analysts Society, Inc.
(SAFAS). He holds an MBA from the University of Texas, an MA from Southern Illinois University and a BA from Austin College, Texas.

John K. Cabell, Jr. and Eric M. Efron, Executive
Directors of Equity Investments since October of 1995, have managed the Small Cap Stocks investment category since September of 1995. Mr. Cabell has 17 years investment management experience and has worked six years as a Senior Securities Analyst in Equity Investments for
IMCO. His business experience during the past five years also included the following positions: Chief
Economist for Retirement Systems of Alabama from March
1991 to March 1994 and Senior Investment Analyst for
Seidler Amdec from October 1990 to February 1991.  Mr.
Cabell earned the CFA designation in 1982 and is a member of the AIMR and SAFAS. He holds an MA and BS from the University of Alabama. Mr. Efron has 20 years investment management experience and has worked four years as a Senior Securities Analyst in Equity Investments for IMCO.
Prior to joining IMCO, he held various investment positions with C&S/Sovran Bank of Atlanta, Georgia from September 1984 to December 1991. Mr. Efron earned the
CFA designation in 1983 and is also a member of the AIMR and SAFAS. He holds an MBA from New York University, an
MA from the University of Michigan, and a BA from Oberlin
College, Ohio.

Albert C. Sebastian, Executive Director of Equity
Investments since October of 1995, has managed the International Stocks investment category since September of 1995. Mr. Sebastian has eleven years investment management experience and has worked four years as a Senior Securities Analyst in Equity Investments for IMCO.
Prior to joining IMCO, he was President of Prospect
Investment Advisors. Mr. Sebastian earned the CFA designation in 1989 and is a member of the AIMR, SAFAS and the International Society of Financial Analysts. He holds an MBA from the University of Michigan and a BA from Holy Cross College, Massachusetts.

Paul H. Lundmark, Executive Director of Fixed Income
Investments since November of 1994, has managed the Bonds
investment category since September of 1995.  Mr.
Lundmark has nine years investment management experience
and has worked for IMCO four years.  He has held various
positions in Fixed Income Investments since January 1992.
From May 1990 to July 1991 he was employed as an Associate
with Raymond James & Associates, Inc., St. Petersburg,
Florida.   Mr. Lundmark earned the CFA designation in 1989
and is a member of the AIMR and SAFAS. He holds an MBA and BSB from the University of Minnesota.

J. Eric Thorderson, Executive Director of Fixed Income
Investments since March of 1994, has managed the Money
Market Instruments investment category since September of
1995.  Mr. Thorderson has eight years investment
management experience and has worked for IMCO five years
where he has held various positions in Fixed Income
Investments.   Mr. Thorderson earned the CFA designation
in 1989 and is a member of the AIMR and SAFAS. He holds an MBA from the University of Illinois and a BA from Wayne State University of Michigan.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage
Services, a discount brokerage service of the Manager.
The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.





                   DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First
Amended and Restated Master Trust Agreement (Master Trust
Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series or Funds, without par value. The Fund described in this Prospectus is being offered to the public. The Fund is classified as a diversified investment company. Under the Master Trust
Agreement, the Trustees are authorized to create new
Funds in addition to those already existing without shareholder approval.
   Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual
Fund, a separate vote of the shareholders of that Fund is required. Shareholders holding an aggregate of at least
10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
   Under Massachusetts law, shareholders of any Fund could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.




                           SERVICE PROVIDERS

UNDERWRITER/      USAA Investment Management Company
DISTRIBUTOR       9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER          USAA Shareholder Account Services
AGENT             9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN         State Street Bank and Trust Company
                  P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL             Goodwin, Procter & Hoar
COUNSEL           Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT       KPMG Peat Marwick LLP
AUDITORS          112 East Pecan, Suite 2400, San Antonio, Texas 78205.




         TELEPHONE ASSISTANCE

    (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday: 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 210-456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 210-456-7202

    RECORDED 24 HOUR SERVICE

    MUTUAL FUND PRICE QUOTES
       (From any phone)
     1-800-531-8066
     In San Antonio 210-498-8066

    MUTUAL FUND TOUCHLINE(registered trademark)
           (From Touchtone phones only)
For account balance, last transaction or fund prices:
    1-800-531-8777
    In San Antonio 210-498-8777




          [THIS PAGE LEFT BLANK INTENTIONALLY]






                             Part A




                       Prospectus for the

                      Income Strategy Fund

                       is included herein






                 USAA INCOME STRATEGY FUND
                February 1, 1996   PROSPECTUS


USAA Income Strategy Fund (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the
Trust).  The Fund is managed by USAA Investment
Management Company (the Manager).

  WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high current return, with reduced risk over time, through an asset allocation strategy which emphasizes income and gives secondary emphasis to long-term growth of capital. Page 9.

   HOW DO YOU BUY?
   Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 15.

   HOW DO YOU SELL?
   You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 17.

   This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

   Shares of the USAA Income Strategy Fund are not deposits or other obligations of, or guaranteed by the USAA Federal Savings Bank, are not insured by the FDIC or any other Government Agency, and are subject to investment risks, including possible loss of the principal amount invested.

   If you would like more information, a STATEMENT OF
ADDITIONAL INFORMATION (SAI) of the Fund, dated February
1, 1996, is available upon request and without charge by writing to USAA INVESTMENT TRUST, 9800 Fredericksburg
Rd., San Antonio, TX 78288, or by calling 1-800-531-8181.
The SAI has been filed with the Securities and Exchange
Commission and is incorporated by reference into this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                     TABLE OF CONTENTS

                                                              Page
                       SUMMARY DATA
   Fees and Expenses                                            3

   Financial Highlights                                         4
   Performance Information                                      5

                    USING MUTUAL FUNDS
   USAA Family of No-Load Mutual Funds                          6
   Using Mutual Funds in an Asset Allocation Program            7

             INVESTMENT PORTFOLIO INFORMATION
   Investment Objective and Policies                            9

                  SHAREHOLDER INFORMATION
   Purchase of Shares                                          15
   Redemption of Shares                                        17
   Conditions of Purchase and Redemption                       18
   Exchanges                                                   19
   Other Services                                              20
   Share Price Calculation                                     21
   Dividends, Distributions and Taxes                          22
   Management of the Trust                                     23
   Description of Shares                                       24
   Service Providers                                           25
   Telephone Assistance Numbers                                25




                     FEES AND EXPENSES

The following summary is provided to assist you in understanding the expenses you will bear directly or indirectly.

Shareholder Transaction Expenses
----------------------------------------------------------------------------
Sales Load Imposed on Purchases                                 None
Sales Load Imposed on Reinvested Dividends                      None
Deferred Sales Load                                             None
Redemption Fee*                                                 None
Exchange Fee                                                    None

Annual Fund Operating Expenses (as a percentage of average net assets (ANA))
----------------------------------------------------------------------------
Management Fees, net of reimbursements                               .00%
12b-1 Fees                                                           None

Other Expenses, net of reimbursements (estimated)
    Transfer Agent Fees**                                       .30%
    Custodian Fees                                              .42%
    All Other Expenses                                          .28%
                                                                ---
Total Other Expenses                                               1.00%
                                                                   ----
Total Fund Operating Expenses, net of reimbursements               1.00%
                                                                   ====
----------------------------------------------------------------------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See Redemption of Shares - Bank Wire.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services.
        See  Transfer Agent in the SAI, page 15.

   The Manager has voluntarily agreed to limit the Fund's annual expenses until October 1, 1996, to 1.00% of its ANA and will reimburse the Fund for all expenses in excess of the limitation. The Management Fees, Other
Expenses, and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Absent such reimbursements, the amount of the Management Fees, Other
Expenses, and Total Fund Operating Expenses as a percentage of the Fund's ANA would be .50%, 1.23%, and 1.73%, respectively.

Example of Effect of Fund Expenses
----------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

        1 year - $ 10        3 years - $ 32

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                   FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout the three-month period ended
November 30, 1995, has been derived from unaudited financial statements which appear in the SAI. This table should be read in conjunction with the unaudited financial statements and related notes that appear in the SAI.

                                 THREE-MONTH
                                 PERIOD ENDED
                                 NOVEMBER 30,
                                    1995*
                                    ----
Net asset value at
   beginning of period             $ 10.00
Net investment income                  .09
Net realized and
   unrealized gain                     .62
Distributions of realized
   capital gains                      (.05)
                                   -------
Net asset value at
   end of period                   $ 10.66
                                   =======
Total return (%)**                    7.11
Net assets at end of
   period (000)                    $ 8,607
Ratio of expenses to
   average net assets (%)             1.00(a)(b)
Ratio of net investment
   income to average net
   assets (%)                         4.72(a)(b)
Portfolio turnover (%)               68.79
Average commission rate
   paid per share                    .0495
--------------
    *   Fund commenced operations September 1, 1995.
   **   Assumes reinvestment of all capital gain
        distributions during the period.
  (a)   Annualized.  The ratio is not necessarily
        indicative of 12 months of operations.
  (b)   The information contained in the above table is
        based on actual expenses for the period, after
        giving effect to reimbursement of expenses by the
        Manager.  Absent such reimbursement the Fund's
        ratios would have been:
                                                           THREE-MONTH
                                                           PERIOD ENDED
                                                           NOVEMBER 30,
                                                               1995*
                                                               ----
Ratio of expenses to average net assets (%)                   2.53(a)
Ratio of net investment income to average net assets (%)      3.19(a)




                  PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
   The Trust may quote the Fund's total return or yield in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in Appendix B to the SAI. Standard total return and yield results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
   The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specific period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
   The Fund may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized.
   Further information concerning the Fund's yield and total return is included in the SAI.



            USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA
Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                   USAA INVESTMENT TRUST
                   Income Strategy Fund
               Growth and Tax Strategy Fund
                  Balanced Strategy Fund
                 Cornerstone Strategy Fund
                   Growth Strategy Fund
                   Emerging Markets Fund
                         Gold Fund
                    International Fund
                     World Growth Fund
                        GNMA Trust
                Treasury Money Market Trust

                  USAA MUTUAL FUND, INC.
                  Aggressive Growth Fund
                        Growth Fund
                   Growth & Income Fund
                     Income Stock Fund
                        Income Fund
                   Short-Term Bond Fund
                     Money Market Fund

                USAA TAX EXEMPT FUND, INC.
                      Long-Term Fund
                  Intermediate-Term Fund
                      Short-Term Fund
               Tax Exempt Money Market Fund
                   California Bond Fund*
               California Money Market Fund*
                    New York Bond Fund*
                New York Money Market Fund*
                    Virginia Bond Fund*
                Virginia Money Market Fund*

                 USAA STATE TAX-FREE TRUST
               Florida Tax-Free Income Fund*
            Florida Tax-Free Money Market Fund*
                Texas Tax-Free Income Fund*
             Texas Tax-Free Money Market Fund*

 *  Available for sale only to residents of these specific states.




     USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I.  THE IDEA BEHIND ASSET ALLOCATION
If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't - it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.
   Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here.
History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. And past performance doesn't necessarily guarantee future results. From these observations comes the idea of asset allocation.
   Asset allocation is a straightforward concept that involves dividing your money among several different types of investments - for example, stocks, bonds and short-term investments such as money market instruments - and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.
   Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II.  USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM
Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's much more of an active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time.

III.  USAA'S SERIES OF ASSET STRATEGY FUNDS
USAA's series of asset allocation funds, our Asset
Strategy Funds, are designed for the long-term investor and are in line with the Manager's investment philosophy for its customers, specifically "don't try to time the market," and "buy and hold for the long-term." As shown on the next page, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.


Fund             Investment Objective                   Invests In
------------------------------------------------------------------

Income
Strategy
Fund             Seek high current return, with         Bonds and stocks
                 reduced risk over time, through an
                 asset allocation strategy which
                 emphasizes income and gives
                 secondary emphasis to long-term
                 growth of capital.
-------------------------------------------------------------------

Growth and Tax
Strategy Fund    Seek a conservative balance between    Short- and long-term
                 income, the majority of which is       tax exempt bonds and
                 tax-exempt, and the potential for      basic value stocks
                 long-term growth of capital to
                 preserve purchasing power.  This
                 objective is to be achieved through
                 an asset allocation strategy.
-------------------------------------------------------------------

Balanced
Strategy
Fund             Seek high total return, with reduced   Stocks and bonds
                 risk over time, through an asset
                 allocation strategy that seeks a
                 combination of long-term growth of
                 capital and current income.
--------------------------------------------------------------------

Cornerstone
Strategy
Fund             Achieve a positive inflation-adjusted   Foreign & basic
                 rate of return and a reasonably stable  value stocks,
                 value of Fund shares.  This objective   government
                 is to be achieved through an asset      securities, real
                 allocation strategy.                    estate stocks and
                                                         gold stocks
---------------------------------------------------------------------

Growth
Strategy
Fund             Seek high total return, with reduced    Small & large
                 risk over time, through an asset        cap stocks, bonds,
                 allocation strategy which emphasizes    and international
                 capital appreciation and gives          stocks
                 secondary emphasis to income.
----------------------------------------------------------------------

An important feature of USAA's Asset Strategy Funds is the quarterly rebalancing of each portfolio. In this asset allocation technique, the Funds' Managers buy or sell securities each quarter so that the investment categories of each Fund are brought within their target ranges. For example, if a portfolio holds 65% of its securities in stocks, 30% in bonds, and 5% in money market instruments at the beginning of a quarter, then due to market returns holds 75% of its securities in stocks, 20% in bonds, and 5% in money market instruments at the end of a quarter, the Manager would rebalance the portfolio by reducing its holdings of stocks and increasing its holdings of bonds to return the portfolio's investments in stocks and bonds into the target ranges. See Investment Objective and Policies -
Investment Policies, Techniques and Risk Factors for further information on the Fund's target ranges.

For more complete information about the other USAA Asset
Strategy Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.




             INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high current return, with reduced risk over time, through an asset allocation strategy which emphasizes income and gives secondary emphasis to long-term growth of capital.
   The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
   The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Fund provides a professionally managed, diversified investment program within one mutual fund. The Manager seeks to attain the objective by investing the Fund's assets in each of the following investment categories within the indicated ranges:

                                 Percentage
                                Target Range
Investment Category             of Net Assets
-------------------             -------------
Bonds                              75 - 85%
Stocks                             15 - 25%
Money Market Instruments            0 - 10%

   The target ranges may be revised by the Board of Trustees upon 60 days' prior written notice to shareholders. However, the Manager reserves the right, without shareholder notification, to revise the ranges on a temporary defensive basis when, in its opinion, such changes are believed to be in the best interest of the Fund and its shareholders.
   The ranges allow for a variance in each investment category. Should market action cause investment categories to move outside the ranges, the Manager will make adjustments to rebalance the portfolio. In general, the Manager will rebalance the portfolio at least once during each calendar quarter to bring each category within its range. These portfolio adjustments may cause the Fund to sell securities in investment categories which have appreciated in value and to buy securities in investment categories which have depreciated in value.
Such adjustments may also cause the Fund to incur a higher proportion of short-term capital gains than a fund that does not have a similar policy.
   As a temporary defensive measure, the Manager may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.
   The Fund's portfolio turnover rate is not expected to exceed 100%, however, it will not be a limiting factor when the Manager deems changes in the Fund's portfolio appropriate in view of its investment objective.

Characteristics and associated risks of each investment category are as follows:

Bonds - In this category, investments will consist of U.S. dollar-denominated securities selected for their high yields relative to the risk involved. Consistent with this policy, in periods of rising interest rates, a greater portion of the portfolio may be invested in securities the value of which is believed to be less sensitive to interest rate changes. Generally, the longer a bond's maturity, the higher the yield and the greater the price volatility due to increased interest rate risk.
   Investments in this category may consist of obligations of the U.S. Government, its agencies and instrumentalities; mortgage-backed securities; corporate debt securities such as notes and bonds; obligations of state and local governments and their agencies and instrumentalities; asset-backed securities; master demand notes; eurodollar obligations; yankee obligations; and other debt securities.

   The debt securities in the Fund must be investment grade at the time of purchase. Investment grade securities are those issued or guaranteed by the U.S.
Government, its agencies and instrumentalities, those rated at least Baa by Moody's Investors Service
(Moody's), BBB by Standard & Poor's Ratings Group (S&P),
BBB by Fitch Investors Service (Fitch), or BBB by Duff and Phelps (D&P), or those judged to be of equivalent quality by the Manager if not rated. Securities rated in the lowest level of investment grade have some speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities. If the rating of a security is downgraded below investment grade, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Trustees, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of debt ratings, see Appendix A to the SAI.

Stocks - In this category, investments will consist primarily of dividend paying common stocks or securities convertible into common stocks or securities which carry the right to buy common stocks. Investments may also include foreign securities. For a discussion of the risks associated with investments in foreign issuers, see
Special Risk Considerations.
   The Fund may also invest in U.S. Real Estate Investment
Trusts (REITs). The Fund's investments in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. In addition, REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.

Money Market Instruments - In this category, investments will consist of high quality U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis;
that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days.
Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.
Such securities can be sold before settlement date.
   Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

   The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Mortgage-Backed and Asset-Backed Securities - The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government
National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the
Federal Home Loan Mortgage Corporation (Freddie Mac).
These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages.
Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.
   Mortgage-backed securities also include collateralized mortgage obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately.
CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.
   Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above.
They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.
   The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Master Demand Notes - The Fund may invest in variable rate master demand notes (master demand notes). Master demand notes are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, where master demand notes are not secured by bank letters of credit or other credit support arrangements, the Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund will continuously monitor the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. Master demand notes, as such, are not typically rated by credit rating agencies. The
Fund will invest in master demand notes only if the Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Eurodollar and Yankee Obligations - The Fund may invest in Eurodollar and Yankee obligations. Eurodollar obligations are dollar-denominated instruments issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments issued by foreign issuers in the U.S. capital markets. While investments in Eurodollar and Yankee obligations are intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to credit and market risk. Sovereign risk includes local political or economic developments, potential nationalization, and withholding taxes on dividend or interest payments.

   In addition, the Fund may invest in Eurodollar and Yankee obligations of investment grade emerging market countries. An emerging market country can be considered to be a country which is in the initial stages of its industrial cycle. Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature than in the United
States, and to political systems which may be less stable. In the past, markets of emerging market countries have been more volatile than the markets of developed countries. See Special Risk Considerations for a discussion of other risks associated with foreign investments.

Put Bonds - The Fund may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party at face value prior to stated maturity
(Put Bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

Convertible Securities - As stated earlier, the Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer.
Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
   The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
   The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts.
The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Liquidity - The Fund may not invest more than 15% of the market value of its net assets in securities which are illiquid or not readily marketable. Commercial paper and certain Put Bonds that are subject to restrictions on transfer and other securities that may be resold pursuant to Rule 144A under the Securities Act of 1933 may be determined to be liquid in accordance with guidelines established by the Board of Trustees for purposes of complying with the Fund's investment restriction applicable to investments in illiquid securities.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

a. With respect to 75% of its total assets, the Fund may not purchase securities of any issuer (except
        U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940 Act)) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

b. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding
        33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

c. The Fund may not concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S.
        Government and its agencies or instrumentalities.

d. The Fund may not lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - The Fund may purchase foreign securities in foreign or U.S. markets or it may purchase American Depositary Receipts (ADRs), Global
Depositary Receipts (GDRs), or similar forms of ownership interests in securities of foreign issuers deposited with a depositary. Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon.
Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets.
These investments may be subject to foreign withholding taxes which may reduce the effective rates of return.
The Fund values its securities and other assets in U.S.
dollars.
   Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.



                    PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after the Fund receives your request in proper form. If the Fund receives your request prior to the close of the New York Stock Exchange on a day on which the Exchange is open, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to 4 to 6 weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments

Initial Purchase (non-IRA):      $3,000 or minimum $100 with a minimum $50
                                 monthly electronic investment

Additional Purchases:            $50

Initial Purchase - IRA:          $250 or minimum $100 with a minimum $50
                                 monthly electronic investment

Additional Purchases:            $50



How to Purchase:

Mail             * To open an account, send your application and check to:
                      USAA Investment Management Company
                      9800 Fredericksburg Rd., San Antonio, TX 78288
                 * To add to your account, send your check and the "Invest
                   by Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                      USAA Shareholder Account Services
                      9800 Fredericksburg Rd., San Antonio, TX 78288
                 * To exchange by mail, call 1-800-531-8448 for instructions.

In Person        * To open an account, bring your application and check to:
                      USAA Investment Management Company
                      USAA Federal Savings Bank
                      10750 Robert F. McDermott Freeway, San Antonio

Automatically    * Additional purchases on a regular basis can be deducted
via                from a bank account, paycheck, income-producing investment
Electronic         or from a USAA money market account.  Sign up for these
Funds              services when opening an account or call 1-800-531-8448 to
Transfer           add these services.
(EFT)            * Purchases through payroll deduction ($25 minimum each pay period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

Bank Wire        * To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
                      State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                      Attn:  USAA Income Strategy Fund
                      USAA AC-69384998
                      Shareholder(s) Name(s)_________________
                      Shareholder(s) Account Number___________________

Phone            * If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
                 * To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.

Through a        * To open a new account through your USAA Asset Management
USAA AMA           Account, call USAA Brokerage Services at 1-800-531-8343.




                   REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated.
Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
   In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the New York Stock Exchange is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the Securities and Exchange Commission.

How to Redeem:

Written,          * Send your written instructions to:
Fax, or                 USAA Shareholder Account Services
Telegraph              9800 Fredericksburg Rd., San Antonio, TX 78288
                  * Send a signed fax to 210-498-2889, or send a telegraph
                    to USAA Shareholder Account Services.

   Written redemption requests must include the following:
(1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed;
(2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and
(4) method of payment.

Phone             * Call toll free 1-800-531-8448, in San Antonio,
                    210-456-7202.

   The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded and confirmations of all account transactions are sent to the address of record.

   Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

Through a         * Call USAA Brokerage Services at 1-800-531-8343
USAA AMA            for more information.



Methods of Payment:

Bank Wire         * Allows redemptions to be sent directly to your
                    bank account.

   Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. The Transfer Agent deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

Automatically     * Systematic (regular) or intermittent (as-needed)
via EFT             redemptions can be credited to your bank account.

   Establish any of our electronic investing services when you apply for your account, or later upon request.

Check             * A check payable to the registered shareholder(s)
Redemption          will be mailed to the address of record.

   This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.




           CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation may be treated as a redemption of shares purchased and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified and the shareholder must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer.
You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.




ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in Additional Information Regarding
Redemption of Shares in the SAI.

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;

(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section Additional Information Regarding
        Redemption of Shares in the SAI contains information on acceptable guarantors.



                         EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
   The Fund has undertaken certain procedures regarding telephone transactions. See Redemption of Shares -
Phone.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term
Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.



                      OTHER SERVICES

INVESTMENT PLANS
InveStart(registered trademark) - an investment program for beginning or first-time investors. Like more experienced investors, InveStart(registered trademark) customers may choose to establish a systematic investment plan for their portfolio.

Systematic Investment Plans - you may establish a systematic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month
(the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InvesTronic(registered trademark) - an automatic investment program for the purchase of additional shares through electronic funds transfer. The investor selects the day(s) each month that money is transferred from a checking or savings account. With this program you can make initial investments as low as $100 and automatic monthly additions of $50 to the account.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA
(including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to automatically purchase shares in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
  i)    a reinvested dividend, or
 ii)    a payment you make under the
        InvesTronic(registered trademark), Direct Purchase
        Service, Automatic Purchase Plan, or Directed
        Dividends investment plans, or
iii)    a redemption you make under the Systematic
        Withdrawal Plan.

   At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
   In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or
Semiannual Report, or if you have any questions concerning any of the services offered.

                  SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the New York Stock
Exchange, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.
Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
   Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
   Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees.
Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
   For additional information, see Valuation of Securities in the SAI.



            DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders quarterly. Net capital gain, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
   All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.
   Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
   Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.



                  MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

   The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United
Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately
$29 billion in total assets under management.  The
Manager's mailing address is 9800 Fredericksburg Rd., San
Antonio, TX 78288.

   Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory
Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
   For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's average net assets (ANA), accrued daily and paid monthly.
The Fund's management fees are computed and paid at one-half of one percent (.50%) of ANA.

OPERATING EXPENSES
In addition to the fees paid pursuant to the Advisory
Agreement, operating expenses for the Fund generally consist of expenses for the issuance and redemption of shares, charges of the transfer agent and custodian, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Trustees who are not interested (not affiliated) persons of the Manager, and costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Fund.

John W. Saunders, Jr., Senior Vice President of Fixed
Income Investments since October of 1985, is the asset allocation manager of the Fund and has managed the Bonds investment category since September of 1995. Mr.
Saunders has 27 years investment management experience and has worked for IMCO 26 years. Mr. Saunders earned the Chartered Financial Analyst (CFA) designation in 1976 and is a member of the Association for Investment
Management and Research (AIMR) and the San Antonio
Financial Analysts Society, Inc. (SAFAS). He holds a BS from Portland State University, Oregon.

R. David Ullom, Assistant Vice President of Equity
Investments since September of 1994, has managed the Stocks investment category since September of 1995. Mr.
Ullom has 21 years investment management experience and has worked for IMCO ten years where he has held various positions in Equity Investments. Mr. Ullom earned the CFA designation in 1980 and also is a member of the AIMR and SAFAS. He holds an MBA from Washington University,
Missouri and a BS from Oklahoma State University.

J. Eric Thorderson, Executive Director of Fixed Income
Investments since March of 1994, has managed the Money
Market Instruments investment category since September of 1995. Mr. Thorderson has eight years investment management experience and has worked for IMCO five years where he has held various positions in Fixed Income
Investments. Mr. Thorderson earned the CFA designation in 1989 and is a member of the AIMR and SAFAS. He holds an MBA from the University of Illinois and a BA from Wayne State University of Michigan.




PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage
Services, a discount brokerage service of the Manager.
The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.


                   DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First
Amended and Restated Master Trust Agreement (Master Trust
Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series or Funds, without par value. The Fund described in this Prospectus is being offered to the public. The Fund is classified as a diversified investment company. Under the Master Trust
Agreement, the Trustees are authorized to create new
Funds in addition to those already existing without shareholder approval.
   Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual
Fund, a separate vote of the shareholders of that Fund is required. Shareholders holding an aggregate of at least
10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
   Under Massachusetts law, shareholders of any Fund could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.



                           SERVICE PROVIDERS

UNDERWRITER/     USAA Investment Management Company
DISTRIBUTOR      9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER         USAA Shareholder Account Services
AGENT            9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN        State Street Bank and Trust Company
                 P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL            Goodwin, Procter & Hoar
COUNSEL          Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT      KPMG Peat Marwick LLP
AUDITORS         112 East Pecan, Suite 2400, San Antonio, Texas 78205.



          TELEPHONE ASSISTANCE

    (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday: 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 210-456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 210-456-7202

    RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
        (From any phone)
     1-800-531-8066
     In San Antonio 210-498-8066

    MUTUAL FUND TOUCHLINE(registered trademark)
          (From Touchtone phones only)
For account balance, last transaction or fund prices:
    1-800-531-8777
    In San Antonio 210-498-8777






                             Part B




           Statement of Additional Information for the

  Balanced Strategy, Growth Strategy and Income Strategy Funds

                       is included herein




         Not included in this Post-Effective Amendment

       is the Statement of Additional Information for the

Growth and Tax Strategy, Cornerstone Strategy, Emerging Markets,
          Gold, International, and World Growth Funds,
           GNMA Trust and Treasury Money Market Trust







[A picture         USAA                     STATEMENT OF
of the USAA        INVESTMENT               ADDITIONAL INFORMATION
logo is here]      TRUST                    February 1, 1996

-------------------------------------------------------------------

                    USAA INCOME STRATEGY FUND
                   USAA BALANCED STRATEGY FUND
                    USAA GROWTH STRATEGY FUND


USAA INVESTMENT TRUST (the Trust) is a registered investment company offering shares of eleven no-load mutual funds, three of which are described in this Statement of Additional Information
(SAI): the Income Strategy Fund, Balanced Strategy Fund, and Growth Strategy Fund (collectively, the Funds). Each Fund is classified as a diversified investment company and has its own investment objective designed to meet different investment goals.

A Prospectus for each Fund dated February 1, 1996, which provides the basic information you should know before investing in the Funds, may be obtained without charge upon written request to USAA Investment Trust, 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling toll free 1-800-531-8181. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in each Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with each Fund's Prospectus.


-------------------------------------------------------------------


                        TABLE OF CONTENTS


      Page
         2      Valuation of Securities
         2      Additional Information Regarding Redemption of Shares
         3      Investment Plans
         4      Investment Policies
         6      Special Risk Considerations
         7      Investment Restrictions
         8      Portfolio Transactions
         9      Further Description of Shares
        10      Tax Considerations
        11      Trustees and Officers of the Trust
        14      The Trust's Manager
        15      General Information
        15      Calculation of Performance Data
        16      Appendix A - Long-Term and Short-Term Debt Ratings
        19      Appendix B - Comparison of Portfolio Performance
        22      Appendix C - Dollar-Cost Averaging
                Unaudited Financial Statements
        23       Income Strategy Fund
        33       Balanced Strategy Fund
        43       Growth Strategy Fund



                     VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

        A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange
(NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The value of securities of each Fund is determined by one or more of the following methods:

 (1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

 (2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

 (3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

 (4) Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

 (5) Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.

Securities trading in foreign markets may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. The calculation of a Fund's NAV therefore may not take place contemporaneously with the determination of the prices of securities held by a Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV, unless the Manager determines that the particular event would materially affect NAV. In such a case, the Fund's Manager, under the supervision of the Board of Trustees, will use all relevant available information to determine a fair value for the affected portfolio securities.

      ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of a shareholder's investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

        The Board of Trustees may cause the redemption of an account with a balance of less than $900, provided that (1) the value of such account has been reduced below the minimum initial investment required in such Fund at the time of the establishment of the account to less than $900 entirely for reasons other than market action, (2) the account has remained below the minimum initial investment for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees. Prompt payment will be made by mail to the last known address of the shareholder.

        The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission (SEC) so that disposal of the Trust's investments or determination of its net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust's shareholders.

        For the mutual protection of the investor and the Funds, a guarantee of signature may be required by the Trust. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

                        INVESTMENT PLANS

The following investment plans are made available by the Trust to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

Systematic Purchase of Shares

InvesTronic(registered trademark) - an automatic investment program for the purchase of additional shares through electronic funds transfer. The investor selects the days(s) each month that money is transferred from a checking or savings account. By completing an application, which may be obtained from the Manager, you invest a specific amount each month ($50 minimum) in any of your accounts.

Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000, with a monthly transaction minimum of $50. The minimum initial investment requirement for the other USAA mutual fund must be satisfied before the first transfer.

Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

        Participation in these systematic purchase plans will permit a shareholder to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see Appendix C.

Systematic Withdrawal Plan

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a net asset value of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, shareholders may choose to have withdrawals electronically deposited at their bank or other financial institution. They may also elect to have checks mailed to a designated address.

        Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. The shareholder may terminate participation in the plan at any time. There is no charge to the shareholder for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. Any additional expenses of administering the plan will be borne by the Manager.

        Withdrawals will be made by redeeming full and fractional shares on the date selected by the shareholder at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of a shareholder's investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, shareholders should not expect withdrawals to be offset by rising income or share value gains.

        Each redemption of shares may result in a gain or loss, which must be reported on the shareholder's income tax return.
Therefore, a shareholder should keep an accurate record of any gain or loss on each withdrawal.



Investment Plans, cont.

Tax-Deferred Retirement Plans

Federal taxes on current income may be deferred if an investor qualifies for certain types of retirement programs. For the convenience of the investor, the following plans are made available by the Manager: IRA (including SEP/IRA) and 403(b)(7) accounts. The minimum initial investment in each of these plans is $250 or minimum $100 with a minimum $50 monthly electronic investment. Subsequent investments of $50 or more per account may be made at any time. Investments may be made in one or any combination of the Funds described in the Prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

        Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Rd., San Antonio, TX 78288. State Street Bank serves as Custodian of these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

        An administrative fee of $20 is deducted from the proceeds of a distribution closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between the investor and the Custodian, for further services requested of the Custodian.

        Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. Detailed information about the plans may be obtained from the Manager.

                       INVESTMENT POLICIES

The section captioned Investment Objective and Policies in each Fund's Prospectus describes the fundamental investment objective and the investment policies applicable to each Fund and the following is provided as additional information.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

        Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A
Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the Securities Act of 1933 for resales of certain securities to institutional investors.

Liquidity Determinations

The Board of Trustees has established guidelines pursuant to which Section 4(2) Commercial Paper, Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days ("Restricted Put Bonds") may be determined to be liquid for purposes of complying with the Funds' investment restrictions applicable to investments in illiquid securities. In determining the liquidity of Section 4(2) Commercial Paper and Rule 144A Securities, the Manager will consider the following factors, among others, established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. In determining the liquidity of Restricted Put Bonds, the Manager will evaluate the credit quality of the party (the "Put Provider") issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.



        Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A securities for purposes of the liquidity guidelines established by the Board of Trustees and will not be considered "restricted securities" for purposes of a Fund's investment restriction.

Lending of Securities

Each Fund may lend its securities. A lending policy may be authorized by the Trust's Board of Trustees and implemented by the Manager, but securities may be loaned only to qualified broker-dealers or institutional investors that agree to maintain cash collateral with the Trust equal at all times to at least 100% of the value of the loaned securities. The Trustees will establish procedures and monitor the creditworthiness of any institution or broker-dealer during such times as any loan is outstanding. The Trust will continue to receive interest on the loaned securities and will invest the cash collateral in short-term obligations of the U.S. Government or of its agencies or instrumentalities or in repurchase agreements, thereby earning additional interest.

        No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Trust may terminate such loans at any time.

Forward Currency Contracts

Each Fund may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

        The Funds may enter into forward currency contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into such a contract, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of a Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. A Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

        The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Funds are obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Funds are obligated to deliver. The Funds are not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

        Although the Funds value their assets each business day in terms of U.S. dollars, they do not intend to convert their foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.



Investment Policies, cont.

When-Issued Securities

Each Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

        Debt securities purchased on a when-issued basis are subject to changes in value in the same way that other debt securities held in the Funds' portfolios are; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund.

        On the settlement date of the when-issued securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued securities themselves (which may have a value greater or less than the Trust's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

Investments in Real Estate Investment Trusts (REITs)

Certain risks are associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

Put and Call Options, Financial Futures Contracts,
Options on Financial Futures Contracts

Although the Funds are permitted to purchase and sell these contracts or options, the Funds have no current intention of doing so in the coming year and will not engage in such transactions without first notifying shareholders and supplying further information in the Prospectus.

                   SPECIAL RISK CONSIDERATIONS

Currency Exchange Rate Fluctuations

A portion of each Funds' assets may be invested in securities of foreign issuers. Any such investments will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Funds' investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Funds.

Unpredictable Political, Economic and Social Conditions

Investing in securities of foreign issuers presents certain other risks not present in domestic investments, including different accounting, reporting, and disclosure requirements for foreign issuers, possible political or social instability, including policies of foreign governments which may affect their respective equity markets, and foreign taxation requirements including withholding taxes.



                     INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for and are applicable to each Fund as stated. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of that Fund's outstanding voting securities. The investment restrictions of one Fund may thus be changed without affecting those of any other Fund.

Under the restrictions, each Fund may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940 Act)) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets
        (including the amount borrowed) less liabilities (other than borrowings).

 (3) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

 (4) Issue senior securities, except as permitted under the 1940 Act.

 (5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

Additional Restrictions

The following restrictions are not considered to be fundamental policies of the Funds. Nevertheless, the Trust and each Fund will comply with them as long as they are required by any state where the Funds' shares are offered for sale. These additional restrictions may be changed by the Board of Trustees of the Trust without notice to or approval by the shareholders.

Under the additional restrictions, each Fund may not:

 (1) Pledge, mortgage or hypothecate its assets to any extent greater than 33 1/3% of the value of its total assets.

 (2) Purchase or retain securities of any issuer if any officer or Trustee of the Trust or its Manager owns individually more than one-half of one percent ( 1/2%) of the securities of that issuer, and collectively the officers and Trustees of the Trust and Manager together own more than 5% of the securities of that issuer.

 (3) Invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements maturing in more than seven days).

 (4) Purchase securities on margin or sell securities short except that it may obtain short-term credits necessary for the clearance of securities transactions and make short sales against the box; for purposes of the restriction the deposit or repayment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund.

 (5) Purchase securities of other investment companies except to the extent permitted by applicable law.

 (6) Purchase or sell puts, calls, straddles or spreads or any combination thereof, except to the extent permitted by applicable law.

 (7) Purchase interests in oil, gas, or other mineral exploration or development programs, except that it may purchase securities of issuers whose principal business activities fall within such areas.

 (8) Purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Fund's net assets.
        Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges (for this purpose, warrants attached to securities will be deemed to have no value).



Investment Restrictions, cont.

 (9) Invest more than 5% of the value of its assets in securities of companies having a record of less than three years' continuous operations except (a) securities guaranteed or backed by an affiliate of the issuer with three years of continuous operations, (b) securities issued or guaranteed as to principal or interest by the U.S. Government, or its agencies or instrumentalities, or a mixed-ownership Government corporation and (c) securities issued by a holding company with at least 50% of its assets invested in companies with three years of continuous operations including predecessors.

(10) Purchase or sell commodities or commodity contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments.

(11) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent investments in securities secured by real estate or interests therein).

(12) Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                     PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated September 21, 1990 and subject to the general control of the Trust's Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere.

        In the allocation of brokerage business used to purchase securities for the Funds, preference may be given to those broker-dealers who provide research or other services to the Manager. Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. In return for such services, a Fund may pay to a broker a higher commission than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Trust's Manager.

        Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may impact the price and size of the position obtainable for the Trust. The Trust pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.



Portfolio Turnover Rates

The rate of portfolio turnover in any of the Funds will not be a limiting factor when the Manager deems changes in a Fund's portfolio appropriate in view of its investment objective. Although no Fund will purchase or sell securities solely to achieve short-term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. It is not anticipated however, that the portfolio turnover rates of the Funds will exceed 100%.

        The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

                  FURTHER DESCRIPTION OF SHARES

The Trust is authorized to issue shares of beneficial interest in separate series or Funds. Eleven such Funds have been established, three of which are described in this SAI. Under the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended, the Board of Trustees is authorized to create new Funds in addition to those already existing without the approval of the shareholders of the Trust.

        The assets of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to each Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Trustees. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

        Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. On any matter submitted to the shareholders, the holder of any share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. For example, the Advisory Agreement must be approved separately by each Fund and only becomes effective with respect to a Fund when a majority of the outstanding voting securities of that Fund approves it. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. For example, a proposed change in the investment objectives of a particular Fund would require the affirmative vote of a majority of the outstanding voting securities of only that Fund.

        Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

        When issued, each Fund's shares are fully paid and nonassessable by the Trust, have no preemptive or subscription rights, and are fully transferable. There are no conversion rights.



                       TAX CONSIDERATIONS

Taxation of the Funds

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

        To qualify as a regulated investment company, a Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test); (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities, and certain options, futures contracts, forward contracts, and foreign currencies held for less than three months (the 30% test); and (3) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

        The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of excise tax.

        The Funds' ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies, as well as certain other investments.

        If the Funds invest in an entity that is classified as a "passive foreign investment company" (PFIC) for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

Taxation of the Shareholders

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss.



               TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of seven Trustees. Set forth below are the Trustees and officers of the Trust, and their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Rd., San Antonio, TX 78288.

M. Staser Holcomb 1, 2
Trustee and Chairman of the Board of Trustees
Age: 63

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/96-present); Executive Vice President, Chief Information Officer, United Services Automobile Association (USAA) (2/94-12/95); Executive Vice President, Chief Financial Officer, USAA and President, Director and Vice Chairman of the Board of Directors, USAA Capital Corporation (9/91-1/94); and Executive Vice President, Property & Casualty Operations, USAA (1/90-8/91). Mr. Holcomb also will serve as a Trustee and Chairman of the Board of Trustees of USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

Michael J. C. Roth 1, 2
Trustee, President and Vice Chairman of the Board of Trustees
Age: 54

Chief Executive Officer, IMCO (10/93-present); President,
Director and Vice Chairman of the Board of Directors, IMCO (1/90-present); Director, USAA Federal Savings Bank (12/83-8/91). Mr. Roth currently serves as President, Trustee and Vice Chairman of the Board of Trustees of USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Trustee and Vice President
Age: 61

Senior Vice President, Investments, IMCO (10/85-present); Director, BHC Financial, Inc. and BHC Securities, Inc. (1/87-present). Mr. Saunders currently serves as a Trustee and Vice President of USAA State Tax-Free Trust, as a Director of IMCO, Director and Vice President of USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc., as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

George E. Brown 3, 4, 5
5829 Northgap Drive
San Antonio, TX  78239
Trustee
Age: 77

Retired.  Mr. Brown currently serves as a Trustee of USAA State
Tax-Free Trust and as a Director of USAA Mutual Fund, Inc. and
USAA Tax Exempt Fund, Inc.

Howard L. Freeman, Jr. 2, 3, 5
2710 Hopeton
San Antonio, TX  78230
Trustee
Age: 60

Assistant General Manager for Finance, San Antonio City Public
Service Board (1976-present).  Mr. Freeman currently serves as a
Trustee of USAA State Tax-Free Trust and as a Director of USAA
Mutual Fund, Inc. and USAA Tax Exempt Fund, Inc.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Trustee
Age: 52

Vice President, Beldon Roofing and Remodeling (1985-present).
Mr. Zucker currently serves as a Trustee of USAA State Tax-Free
Trust and as a Director of USAA Mutual Fund, Inc. and USAA Tax
Exempt Fund, Inc.



Trustees and Officers of the Trust, cont.

Barbara B. Dreeben 3, 5
200 Patterson #1008
San Antonio, TX  78209
Trustee
Age: 50

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-present); Merchandise Manager, Nancy Harkins Stationer (7/82-8/91). Mrs. Dreeben currently serves as a Trustee of USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc. and USAA Tax Exempt Fund, Inc.

Michael D. Wagner 1
Secretary
Age: 47

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and currently serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services; Secretary, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.; and as Vice President, Corporate Counsel, for various other USAA subsidiaries and affiliates.

Alex M. Ciccone 1
Assistant Secretary
Age: 46

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); Vice President, Compliance, IMCO (12/91-5/94); Vice President, Compliance, Fund Management Co. (10/89-11/91); and Vice President, Compliance, AIM Distributors, Inc. (4/82-11/91). Mr. Ciccone currently serves as Assistant Secretary of USAA State Tax-Free Trust, USAA Mutual Fund, Inc. and USAA Tax Exempt Fund, Inc.

Sherron A. Kirk 1
Treasurer
Age: 50

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92-10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92); Assistant Vice President, Real Estate Accounting, USAA Real Estate Company (5/90-7/91). Mrs. Kirk currently serves as Treasurer of USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.

Dean R. Pantzar 1
Assistant Treasurer
Age: 36

Executive Director, Mutual Fund Accounting, IMCO (10/95-present); Director, Mutual Fund Accounting, IMCO (12/94-10/95); Senior Manager, KPMG Peat Marwick LLP (7/88-12/94). Mr. Pantzar currently serves as Assistant Treasurer of USAA Mutual Fund, Inc., USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.
-------
1 Indicates those Trustees and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
2  Member of Executive Committee
3  Member of Audit Committee
4  Member of Pricing and Investment Committee
5  Member of Corporate Governance Committee

        Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Trustees reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees.



        In addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager: Josue Robles, Jr., Senior Vice President, Chief Financial Officer/Controller, USAA; Bradford W. Rich, Senior Vice President, General Counsel and Secretary, USAA; Harry W. Miller, Senior Vice President, Investments (Equity); and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Trustees, officers and managerial level employees of the Trust or its Manager.

        The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended May 31, 1995.

 Name                     Aggregate          Total Compensation
  of                     Compensation            from the USAA
Trustee                 from the Trust       Family of Funds (c)
-------                 --------------       -------------------

C. Dale Briscoe*            $4,660                 $18,500
George E. Brown (a)          4,660                  18,500
Barbara B. Dreeben           4,660                  18,500
Howard L. Freeman, Jr.       4,660                  18,500
Hansford T. Johnson*          None (b)                None (b)
Michael J.C. Roth             None (b)                None (b)
John W. Saunders, Jr.         None (b)                None (b)
Richard A. Zucker            4,660                  18,500
----------------
  * Effective January 1, 1996, M. Staser Holcomb replaced Hansford T. Johnson as Trustee and
        Chairman of the Board of Trustees and C. Dale
        Briscoe retired from the Board of Trustees.

(a) The USAA Family of Funds has accrued deferred compensation for Mr. Brown in an amount (plus earnings thereon) of $20,395. The compensation was deferred by Mr. Brown pursuant to a non-qualified Deferred Compensation Plan, under which deferred amounts accumulate interest quarterly based on the annualized U.S. Treasury Bill rate in effect on the last day of the quarter. Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the USAA Funds until paid. The Deferred Compensation Plan was terminated in 1988 and no compensation has been deferred by any Trustee/Director of the USAA Family of Funds since the Plan was terminated.

(b) Hansford T. Johnson, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Trust's investment adviser, IMCO, and, accordingly, receive no remuneration from the Trust or any other Fund of the USAA Family of Funds.

(c) At May 31, 1995, the USAA Family of Funds consisted of 4 registered investment companies offering 29 individual funds. Each Trustee presently serves as a Trustee or Director of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of five funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr Roth receives no compensation as Trustee of USAA Life Investment Trust.

        All of the above Trustees are also Trustees/Directors of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Trustee/Director who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of December 31, 1995, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

        As of December 31, 1995, USAA and its affiliates (including related employee benefit plans) owned 502,387 shares (58.8%) of the Income Strategy Fund, 500,000 shares (48.2%) of the Balanced Strategy Fund, 1,000,000 shares (34.9%) of the Growth Strategy Fund, 302,694 shares (11.1%) of the Emerging Markets Fund, 5,949,998 shares (28.2%) of the International Fund, 1,479,566 shares (9.1%) of the World Growth Fund, and 356,369 shares (1.2%) of the GNMA Trust, for an aggregate total of 10,091,013 shares (4.6%) of the Trust.

        The Trust knows of no other persons who, as of December
31, 1995, held of record or owned beneficially 5% or more of the Income Strategy, Balanced Strategy or Growth Strategy Funds' shares.



                       THE TRUST'S MANAGER

As described in each Fund's Prospectus, USAA Investment
Management Company is the Manager and investment adviser, providing the services under the Advisory Agreement. The
Manager, organized in May 1970, has served as investment adviser and underwriter for USAA Investment Trust from its inception.

        In addition to managing the Trust's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $29 billion, of which approximately $16.5 billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment, and accounting services (in addition to those provided by the Custodian) for the Trust. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, each Fund has agreed to pay the Manager a fee computed as described under Management of the Trust in its Prospectus. Management fees are computed and accrued daily and are payable monthly.

        Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any), brokerage commissions on portfolio transactions, expenses of issuance and redemption of shares, charges of transfer agents, custodians and dividend disbursing agents, costs of preparing and distributing proxy material, costs of printing and engraving stock certificates, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Trustees who are not interested (not affiliated) persons of the Manager, costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders, and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI and reports to prospective shareholders.

        The Advisory Agreement will remain in effect until June 30, 1997 for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

        Under the terms of the Advisory Agreement, the Manager is required to reimburse each Fund in the event that the total annual expenses, inclusive of the management fees, but exclusive of the interest, taxes, brokerage fees, excess custodian costs attributable to investments in foreign securities, and extraordinary items, incurred by that Fund exceeds any applicable state expense limitation. At the current time, the most restrictive expense limitation is 2.5% of the first $30,000,000 of average net assets (ANA), 2% of the next $70,000,000 ANA, and 1.5% of the remaining ANA.

        From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to limit the annual expenses of the Income Strategy and Balanced Strategy Funds to 1.00% and 1.25%, respectively, of each Fund's ANA until October 1, 1996 and will reimburse each Fund for all expenses in excess of such limitation. After October 1, 1996, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

Underwriter

The Trust has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.



Transfer Agent

USAA Shareholder Account Services performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, USAA Shareholder Account Services is paid an annual fixed fee per account of $23.50 by the Balanced Strategy and Growth Strategy Funds and $26.00 by the Income Strategy Fund. This fee is subject to change at any time.

        The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, the Funds pay all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust.

                       GENERAL INFORMATION

Custodian

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Trust's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Trust's investments. In addition, assets of the Funds may be held by certain foreign banks and foreign securities depositories as agents of the Custodian in accordance with the rules and regulations established by the SEC.

Counsel

Goodwin, Procter & Hoar, Exchange Place, Boston, MA 02109, will review certain legal matters for the Trust in connection with the shares offered by the Prospectus.

Independent Auditors

KPMG Peat Marwick LLP, 112 East Pecan, Suite 2400, San Antonio,
TX 78205, is the Trust's independent auditor. In this capacity the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

Financial Statements

Unaudited Financial Statements for the Funds, as of November 30,
1995, are set forth on pages 23 to 60 of this SAI.

                 CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under Performance Information in its Prospectus. See
Valuation of Securities herein for a discussion of the manner in which each Fund's price per share is calculated.

Yield - Income Strategy Fund

This Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

        2((((a - b)/(cd) + 1)^6) - 1)

 Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement)
        c = the average daily number of shares outstanding during
            the period that were entitled to receive dividends
        d = the maximum offering price per share on the last day
            of the period

        The Fund's 30-day yield for the period ended November 30, 1995 was 4.60%.



Calculation of Performance Data, cont.

Total Return

The Funds may each advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)^n = ERV

 Where: P = a hypothetical initial payment of $1,000
        T = average annual total return
        n = number of years
      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the year or period

The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.


       APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

Long-Term Debt Ratings

Moody's:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Note: Those bonds in the Aa, A, and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, and Baa1.

S&P:

AAA     Debt rated AAA has the highest rating assigned by S&P.
        Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch:

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

Plus (+) and Minus (-): Plus and Minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Duff & Phelps:

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA      High credit quality.  Protection factors are strong.
        Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are variable and greater in periods of economic stress.

BBB Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

Short-Term Debt Ratings

Moody's Corporate and Government

Prime-1 Issuers have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  - Leading market positions in well-established industries.
  - High rates of return on funds employed.
  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



Appendix A, cont.

Moody's Municipal

MIG 1/VMIG 1    This designation denotes best quality.  There is
                present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2/VMIG 2    This designation denotes high quality.  Margins
                of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3    This designation denotes favorable quality.  All
                security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4    This designation denotes adequate quality.
                Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P Corporate and Government

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Designation indicates a satisfactory capacity for timely payment. Issues with this designation, however, are somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

S&P Municipal

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Fitch

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change is likely to cause these securities to be rated below investment grade.

Duff & Phelps Inc.

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.



        APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

        Fund performance may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include the following:

AAII Journal, a monthly association magazine for members of the American Association of Individual Investors.

Arizona Republic, a newspaper which may cover financial and investment news.

Austin American-Statesman, a newspaper which may cover financial news.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

Chicago Tribune, a newspaper which may cover financial news.

Consumer Reports, a monthly magazine which from time to time reports on companies in the mutual fund industry.

Dallas Morning News, a newspaper which may cover financial news.

Denver Post, a newspaper which may quote financial news.

Financial Planning, a monthly magazine that periodically features companies in the mutual fund industry.

Financial Services Week, a weekly newspaper which covers financial news.

Financial World, a monthly magazine which may periodically review mutual fund companies.

Forbes, a national business publication that periodically reports the performance of companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Fund Action, a mutual fund news report.

Houston Chronicle, a newspaper which may cover financial news.

Houston Post, a newspaper which may cover financial news.

IBC/Donoghue's Moneyletter, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

Income and Safety, a monthly newsletter that rates mutual funds.

InvesTech, a bimonthly investment newsletter.

Investment Advisor, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

Investment Company Institute, the national association of the American investment company industry.

Investor's Business Daily, a newspaper which covers financial news.



Appendix B, cont.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Fixed Income Fund Performance
Analysis, a monthly publication of industry-wide mutual fund performance averages by type of fund.

Lipper Analytical Services, Inc.'s Mutual Fund Performance
Analysis, a weekly and quarterly publication of industry-wide mutual fund performance averages by type of fund.

Los Angeles Times, a newspaper which may cover financial news.

Louis Rukeyser's Wall Street, a publication for investors.

Medical Economics, a monthly magazine providing information to the medical profession.

Money, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

Morningstar 5 Star Investor, a monthly newsletter which covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service which tracks open-end mutual funds).

Mutual Fund Forecaster, a monthly newsletter that ranks mutual funds.

Mutual Fund Investing, a newsletter covering mutual funds.

Mutual Fund Performance Report, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

Mutual Funds Magazine, a monthly publication reporting on mutual fund investing.

Mutual Fund Source Book, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

Mutual Fund Values, a biweekly guidebook to mutual funds, produced by Morningstar, Inc.

Newsweek, a national business weekly.

New York Times, a newspaper which may cover financial news.

No Load Fund Investor, a newsletter covering companies in the mutual fund industry.

Personal Investor, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

San Antonio Business Journal, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

San Antonio Express-News, a newspaper which may cover financial news.

San Francisco Chronicle, a newspaper which may cover financial news.

Smart Money, a monthly magazine featuring news and articles on investing and mutual funds.

USA Today, a newspaper which may cover financial news.

U.S. News and World Report, a national business weekly that periodically reports on mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which covers financial news.

Washington Post, a newspaper which may cover financial news.

Weisenberger Mutual Funds Investment Report, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

World Monitor, The Christian Science Monitor Monthly.

Worth, a magazine which covers financial and investment subjects including mutual funds.

Your Money, a monthly magazine directed towards the novice investor.



        In addition, the Growth Strategy Fund may be cited for performance information and articles in International Reports, a publication providing insights on world financial markets and economics.

        In addition to the sources above, performance of our Funds may also be tracked by Lipper Analytical Services, Inc. and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. The Balanced Strategy Fund will be compared to funds in Lipper's and Morningstar's balanced fund categories, the Growth Strategy Fund to Lipper's flexible portfolio fund category and to Morningstar's asset allocation fund category, and the Income Strategy Fund to Lipper's Corporate Debt Funds BBB
Rated category and to Morningstar's asset allocation fund category. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

        For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

  - Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S.
Treasury bonds which can be found in The Bond Buyer.

  - Consumer Price Index, a measure of U.S. inflation in prices on consumer goods.

  -  Ibbotson Associates, Inc., Stocks, Bonds, Bills, and
Inflation Yearbook.

  - IFC Investable Index (IFCI) and IFC Global Index (IFCG), premier benchmarks for international investors. Both index series cover 25 discrete markets, regional indexes, and a composite index, providing the most accurate representation of the emerging markets universe available.

  - Morgan Stanley Capital Index (MSCI) - EAFE, an unmanaged index which reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

  - Morgan Stanley Capital Index (MSCI) - World, an unmanaged index which reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

  -  NAREIT Equity Index (National Association of Real Estate
Investment Trusts, Inc.), a broad based listing of all tax-qualified REITs (only common shares issued by the REIT) listed on the NYSE, American Stock Exchange and NASDAQ.

  - S&P 500 Index, a broadbased composite unmanaged index that represents the average performance of a group of 500 widely held, publicly traded stocks.

  - Shearson Lehman Hutton Bond Indices - indices of fixed-rate debt issues rated investment grade or higher which can be found in the Bond Market Report.

        Other sources for total return and other performance data which may be used by a Fund or by those publications listed previously are Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.



               APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

        This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

        While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

        As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.



                              HOW DOLLAR-COST AVERAGING WORKS

                           $100 Invested Regularly for 5 Periods

                                        Market Trend
             --------------------------------------------------------------

                   Down                    Up                   Mixed
             -----------------      -----------------     -----------------
             Share    Shares        Share    Shares       Share    Shares
Investment   Price   Purchased      Price   Purchased     Price   Purchased
             -----------------      -----------------     -----------------
  $100        10        10             6      16.67        10         10
   100         9        11.1           7      14.29         9         11.1
   100         8        12.5           7      14.29         8         12.5
   100         8        12.5           9      11.1          9         11.1
   100         6        16.67         10      10           10         10
   ---       ---        -----        ---      -----       ---         -----
  $500     ***41        62.77      ***39      66.35     ***46         54.7
           *Avg. Cost:  $7.97    *Avg. Cost:  $7.54      *Avg. Cost:  $9.14
                        -----                 -----                   -----
         **Avg. Price:  $8.20  **Avg. Price:  $7.80    **Avg. Price:  $9.20
                        -----                 -----                   -----

          * Average Cost is the total amount invested divided by shares purchased.
         ** Average Price is the sum of the prices paid divided by number of purchases.
        *** Cumulative total of share prices used to compute average prices.




INCOME STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(In Thousands)

November 30, 1995
(Unaudited)


Assets
   Investments in securities, at market value (identified
     cost of $8,062)                                             $ 8,410
   Cash                                                              108
   Receivables:
      Capital shares sold                                             56
      Dividends                                                      134
                                                                 -------
         Total assets                                              8,708
                                                                 -------
Liabilities
   Securities purchased                                               91
   Accounts payable and accrued expenses                              10
                                                                 -------
         Total liabilities                                           101
                                                                 -------
            Net assets applicable to capital shares
              outstanding                                        $ 8,607
                                                                 =======
Represented by:
   Paid-in capital                                               $ 8,189
   Accumulated undistributed net investment income                    70
   Net unrealized appreciation of investments                        348
                                                                 -------
            Net assets applicable to capital shares
              outstanding                                        $ 8,607
                                                                 =======
   Capital shares outstanding, unlimited number of shares
     authorized, no par value                                        807
                                                                 =======
   Net asset value, redemption price, and offering price
     per share                                                   $ 10.66
                                                                 =======


See accompanying notes to financial statements.



INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES

November 30, 1995
(Unaudited)


                      Common Stocks (18.9%)
                                                                Market
  Number                                                         Value
 of Shares                Security                               (000)
 ---------                --------                               -----
             Aerospace/Defense (1.3%)
    500      B.F. Goodrich Co.                                 $    35
    700      Boeing Co.                                             51
    600      Rockwell International Corp.                           30
                                                               -------
                                                                   116
                                                               -------
              Aluminum (0.3%)
    500       Aluminum Co. of America                               29
                                                               -------
              Automobiles (0.4%)
  1,100       Ford Motor Co.                                        31
                                                               -------
              Bank Holding Companies - Money Center (0.4%)
    500       Bankers Trust New York Corp.                          32
                                                              --------
              Chemicals (0.7%)
    600       Avery Dennison Corp.                                  29
    500       Dow Chemical Co.                                      35
                                                              --------
                                                                    64
                                                              --------
              Chemicals - Specialty (0.3%)
    800       Morton International, Inc.                            28
                                                              --------
              Computer Software & Service (0.3%)
  1,500       Novell, Inc.*                                         25
                                                              --------
              Containers - Metals & Glass (0.3%)
  1,000       Ball Corp.                                            29
                                                              --------
              Distribution & Pipelines (0.7%)
  1,100       NICOR, Inc.                                           28
    900       Sonat, Inc.                                           29
                                                              --------
                                                                    57
                                                              --------
              Electric Power (0.3%)
    600       Houston Industries, Inc.                              27
                                                              --------
              Entertainment (0.4%)
    800       Time Warner, Inc.                                     32
                                                              --------
              Foods (0.4%)
  1,200       Dean Foods Co.                                        34
                                                              --------
              Healthcare - Diversified (0.6%)
    300       American Home Products Corp.                          27
    300       Johnson & Johnson                                     26
                                                              --------
                                                                    53
                                                              --------
               Healthcare - HMO (0.5%)
  1,500        Humana, Inc.*                                        42
                                                              --------
               Healthcare - Miscellaneous (0.2%)
    800        Caremark International, Inc.                         16
                                                              --------



INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)

                                                                Market
  Number                                                         Value
 of Shares                Security                               (000)
 ---------                --------                               -----
               Household Products (0.7%)
    300        Procter & Gamble Co.                           $     26
  2,000        Sunbeam Corp.                                        32
                                                              --------
                                                                    58
                                                              --------
               Insurance - Property/Casualty (1.1%)
    700        Allstate Corp.                                       29
    350        American International Group, Inc.                   32
  1,600        Prudential Reinsurance Holdings, Inc.                33
                                                              --------
                                                                    94
                                                              --------
               Leisure Time (0.4%)
  1,600        Brunswick Corp.                                      34
                                                              --------
               Machinery - Diversified (0.8%)
  1,700        BW/IP, Inc.                                          26
  1,200        Deere & Co.                                          40
                                                              --------
                                                                    66
                                                              --------
               Manufacturing - Diversified Industries (0.4%)
  1,000        Hillenbrand Industries, Inc.                         33
                                                              --------
               Medical Products & Supplies (0.4%)
  1,200        C.R. Bard, Inc.                                      35
                                                              --------
               Metals - Miscellaneous (0.3%)
    800        Inco Ltd.                                            29
                                                              --------
               Office Equipment & Supplies (0.4%)
    250        Xerox Corp.                                          34
                                                              --------
               Oil - Domestic (0.4%)
  1,600        Occidental Petroleum Corp.                           35
                                                              --------
               Oil - Exploration & Production (0.4%)
  1,200        Apache Corp.                                         32
                                                              --------
               Oil - International (0.4%)
    500        Texaco, Inc.                                         37
                                                              --------
               Oil Well Equipment & Service (0.4%)
    500        Schlumberger Ltd.                                    32
                                                              --------
               Paper & Forest Products (0.8%)
  1,700        Fort Howard Corp.*                                   34
    700        Weyerhaeuser Co.                                     31
                                                              --------
                                                                    65
                                                              --------
               Pollution Control (0.4%)
  1,200        WMX Technologies, Inc.                               35
                                                              --------
               Publishing (0.4%)
    500        Dun & Bradstreet Corp.                               31
                                                              --------
               Railroads (0.4%)
    400        Norfolk Southern Corp.                               32
                                                              --------
               Real Estate Investment Trusts (0.4%)
  1,800        Public Storage, Inc.                                 32
                                                              --------



INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)

                                                                Market
  Number                                                         Value
 of Shares                Security                               (000)
 ---------                --------                               -----
               Restaurants (0.3%)
  1,900        Brinker International, Inc.*                   $     29
                                                              --------
               Retail - General Merchandising (0.8%)
    800        J.C. Penney Company, Inc.                            37
    800        Sears, Roebuck & Co.                                 32
                                                              --------
                                                                    69
                                                              --------
               Retail - Specialty (0.4%)
  1,500        Borders Group, Inc.*                                 27
  1,100        Phillips-Van Heusen Corp.                            11
                                                              --------
                                                                    38
                                                              --------
               Telephones (1.1%)
    500        American Telephone & Telegraph Co.                   33
    800        GTE Corp.                                            34
    800        Sprint Corp.                                         32
                                                              --------
                                                                    99
                                                              --------
               Tobacco (0.7%)
  1,100        RJR Nabisco Holdings Corp.                           32
  1,300        Universal Corp.                                      31
                                                              --------
                                                                    63
                                                              --------
               Total common stocks (cost: $1,555)                1,627
                                                              --------
                       Preferred Stocks (0.3%)
     300       National Semiconductor Corp. depositary
                 shares, $3.25 convertible (cost: $27)              24
                                                              --------

                  U.S. Government & Agency Issues (78.5%)
Principal
 Amount                                Coupon
 (000)                                  Rate     Maturity
 -----                                  ----     --------
$ 5,295        U.S. Treasury Bond       7.88%     2/15/21        6,374
    350        U.S. Treasury Bond       6.88      8/15/25          385
                                                              --------
               Total U.S. government & agency issues
                 (cost: $6,480)                                  6,759
                                                              --------
               Total investments (cost: $8,062)               $  8,410
                                                              ========

----------------
*Non-income producing.



INCOME STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

November 30, 1995
(Unaudited)


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.


See accompanying notes to financial statements.



INCOME STRATEGY FUND
STATEMENT OF OPERATIONS
(In Thousands)

Three-month period ended November 30, 1995*
(Unaudited)


Net investment income:
   Income:
      Dividends                                             $    7
      Interest                                                  78
                                                            ------
         Total income                                           85
                                                            ------
   Expenses:
      Management fees                                            8
      Transfer agent's fees                                      2
      Custodian's fees                                          12
      Postage                                                    1
      Shareholder reporting fees                                 1
      Trustees' fees                                             1
      Registration fees                                          3
      Audit fees                                                 8
      Legal fees                                                 1
      Other                                                      1
                                                            ------
         Total expenses before reimbursement                    38
      Expenses reimbursed                                     (23)
                                                            ------
         Total expenses after reimbursement                     15
                                                            ------
            Net investment income                               70
                                                            ------
Net realized and unrealized gain on investments:
      Net realized gain on investments                          35
      Change in net unrealized appreciation/
        depreciation of investments                            348
                                                            ------
            Net realized and unrealized gain                   383
                                                            ------
Increase in net assets resulting from operations            $  453
                                                            ======


* Fund commenced operations September 1, 1995.

See accompanying notes to financial statements.



INCOME STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)

Three-month period ended November 30, 1995*
(Unaudited)


From operations:
   Net investment income                                           $    70
   Net realized gain on investments                                     35
   Change in net unrealized appreciation/depreciation
     of investments                                                    348
                                                                   -------
      Increase in net assets resulting from operations                 453
                                                                   -------
Distributions to shareholders from:
   Net realized gains                                                 (35)
                                                                   -------
From capital share transactions:
   Shares sold                                                       8,226
   Shares issued for dividends reinvested                               35
   Shares redeemed                                                    (72)
                                                                   -------
      Increase in net assets from capital share transactions         8,189
                                                                   -------
Net increase in net assets                                           8,607
Net assets:
   Beginning of period                                                 -
                                                                   -------
   End of period                                                   $ 8,607
                                                                   =======
Undistributed net investment income included in net assets:
   Beginning of period                                             $   -
                                                                   =======
   End of period                                                   $    70
                                                                   =======
Change in shares outstanding:
   Shares sold                                                         811
   Shares issued for dividends reinvested                                3
   Shares redeemed                                                     (7)
                                                                   -------
      Increase in shares outstanding                                   807
                                                                   =======


* Fund commenced operations September 1, 1995.

See accompanying notes to financial statements.



INCOME STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
(In Thousands)

November 30, 1995
(Unaudited)


(1) Summary of Significant Accounting Policies

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the Income Strategy Fund (the Fund), which commenced operations on September 1, 1995. The Fund's investment objective is to seek high current return, with reduced risk over time, through an asset allocation strategy which emphasizes income and gives secondary emphasis to long-term growth of capital.

A.  Security valuation - The value of each security is determined
(as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.



INCOME STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(In Thousands)

November 30, 1995
(Unaudited)


(2) Line of Credit

The Fund participates with other USAA funds in a joint $150 million short-term revolving loan agreement (the Agreement) through January 15, 1996, for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Subject to availability under this Agreement, the Fund may borrow up to 10% of the market value of its assets at the time of such borrowing. Borrowings under this Agreement will bear interest at .125% over the Federal Funds Rate as published by the Federal Reserve Bank of New York or at .125% over the London Interbank Offered Rate. The Fund had no borrowings under this Agreement during the three-month period ended November 30, 1995.

(3) Distributions

Distributions of net investment income are made quarterly.
Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year.

(4) Investment Transactions

Purchases and sales of securities, excluding short-term securities, for the three-month period ended November 30, 1995 were $11,694 and $3,664, respectively.

Gross unrealized appreciation and depreciation of investments as of November 30, 1995 was $383 and $35, respectively.

(5) Transactions with Manager

A. Management fees - The investment policy of the Fund and the management of the Fund's portfolio is carried out by USAA
Investment Management Company (the Manager). The Fund's management fees are computed at .50% of its annual average net assets.

The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund. Shareholder accounting service fees are based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting agreement - The Company has an agreement with the Manager for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other remuneration for such services.

(6) Transactions with Affiliates

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At November 30, 1995, the Association and its affiliates owned 502 shares (62.2%) of the Fund.



INCOME STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 1995
(Unaudited)


(7) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout the period is as follows:

                                            Three-Month
                                            Period Ended
                                            November 30,
                                               1995 *
                                               ------
Net asset value at
   beginning of period                       $  10.00
Net investment income                             .09
Net realized and
   unrealized gain                                .62
Distributions of realized
   capital gains                                 (.05)
                                             --------
Net asset value at
   end of period                             $  10.66
                                             ========
Total return (%) **                              7.11
Net assets at end of period (000)            $  8,607
Ratio of expenses to
   average net assets (%)                        1.00(a)(b)
Ratio of net investment
   income to average net
   assets (%)                                    4.72(a)(b)
Portfolio turnover (%)                          68.79
Average commission rate
   paid per share                               .0495

------------
  * Fund commenced operations September 1, 1995.
 ** Assumes reinvestment of all capital gain distributions
    during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) The information contained in the above table is based on actual expenses for the period, after giving effect to reimbursement of expenses by the Manager. Absent such reimbursement the Fund's ratios would have been:

                                                           Three-Month
                                                           Period Ended
                                                           November 30,
                                                              1995 *
                                                              ------
Ratio of expenses to average net assets (%)                   2.53(a)
Ratio of net investment income to average net assets (%)      3.19(a)



BALANCED STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(In Thousands)

November 30, 1995
(Unaudited)


Assets
   Investments in securities, at market value (identified
     cost of $9,554)                                                   $ 9,586
   Cash                                                                     11
   Receivables:
      Capital shares sold                                                   84
      Dividends and interest                                                89
                                                                       -------
         Total assets                                                    9,770
                                                                       -------
Liabilities
   Securities purchased                                                    221
   Accounts payable and accrued expenses                                    15
                                                                       -------
         Total liabilities                                                 236
                                                                       -------
            Net assets applicable to capital shares outstanding        $ 9,534
                                                                       =======
Represented by:
   Paid-in capital                                                     $ 9,443
   Accumulated undistributed net investment income                          59
   Net unrealized appreciation of investments                               32
                                                                       -------
            Net assets applicable to capital shares outstanding        $ 9,534
                                                                       =======
   Capital shares outstanding, unlimited number of shares
     authorized, no par value                                              948
                                                                       =======
   Net asset value, redemption price, and offering price per share     $ 10.06
                                                                       =======


See accompanying notes to financial statements.



BALANCED STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES

November 30, 1995
(Unaudited)

                      Common Stocks (52.9%)
                                                                Market
  Number                                                         Value
 of Shares                Security                               (000)
 ---------                --------                               -----
               Aerospace/Defense (3.7%)
  1,500        B.F. Goodrich Co.                              $    105
  2,100        Boeing Co.                                          153
  1,900        Rockwell International Corp.                         93
                                                              --------
                                                                   351
                                                              --------
               Aluminum (1.0%)
  1,600        Aluminum Co. of America                              94
                                                              --------
               Automobiles (0.9%)
  3,200        Ford Motor Co.                                       90
                                                              --------
               Bank Holding Companies - Money Center (1.1%)
  1,600        Bankers Trust New York Corp.                        104
                                                              --------
               Chemicals (2.0%)
  1,800        Avery Dennison Corp.                                 86
  1,500        Dow Chemical Co.                                    106
                                                              --------
                                                                   192
                                                              --------
               Chemicals - Specialty (0.9%)
  2,600        Morton International, Inc.                           90
                                                              --------
               Computer Software & Service (0.8%)
  4,700        Novell, Inc.*                                        79
                                                              --------
               Containers - Metals & Glass (1.0%)
  3,500        Ball Corp.                                          100
                                                              --------
               Distribution & Pipelines (1.8%)
  3,300        NICOR, Inc.                                          84
  2,700        Sonat, Inc.                                          87
                                                              --------
                                                                   171
                                                              --------
               Electric Power (1.0%)
  2,000        Houston Industries, Inc.                             92
                                                              --------
               Entertainment (1.1%)
  2,600        Time Warner, Inc.                                   104
                                                              --------
               Foods (1.1%)
  3,600        Dean Foods Co.                                      101
                                                              --------
               Healthcare - Diversified (1.7%)
    900        American Home Products Corp.                         82
    900        Johnson & Johnson                                    78
                                                              --------
                                                                   160
                                                              --------
               Healthcare - HMO (1.3%)
  4,500        Humana, Inc.*                                       126
                                                              --------
               Healthcare - Miscellaneous (0.7%)
  3,600        Caremark International, Inc.                         71
                                                              --------



BALANCED STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)

                                                                Market
  Number                                                         Value
 of Shares                Security                               (000)
 ---------                --------                               -----
               Household Products (1.9%)
    900        Procter & Gamble Co.                           $     78
  6,100        Sunbeam Corp.                                        99
                                                              --------
                                                                   177
                                                              --------
               Insurance - Property/Casualty (3.0%)
  2,100        Allstate Corp.                                       86
  1,000        American International Group, Inc.                   90
  5,200        Prudential Reinsurance Holdings, Inc.               108
                                                              --------
                                                                   284
                                                              --------
               Leisure Time (1.2%)
  5,200        Brunswick Corp.                                     111
                                                              --------
               Machinery - Diversified (1.9%)
  5,000        BW/IP, Inc.                                          77
  3,300        Deere & Co.                                         108
                                                              --------
                                                                   185
                                                              --------
               Manufacturing - Diversified Industries (1.0%)
  3,000        Hillenbrand Industries, Inc.                         98
                                                              --------
               Medical Products & Supplies (1.1%)
  3,700        C.R. Bard, Inc.                                     107
                                                              --------
               Metals - Miscellaneous (1.0%)
  2,700        Inco Ltd.                                            96
                                                              --------
               Office Equipment & Supplies (0.9%)
    600        Xerox Corp.                                          82
                                                              --------
               Oil - Domestic (1.2%)
  5,000        Occidental Petroleum Corp.                          111
                                                              --------
               Oil - Exploration & Production (1.0%)
  3,700        Apache Corp.                                         99
                                                              --------
               Oil - International (1.2%)
  1,500        Texaco, Inc.                                        111
                                                              --------
               Oil Well Equipment & Service (1.0%)
  1,500        Schlumberger Ltd.                                    95
                                                              --------
               Paper & Forest Products (2.3%)
  5,800        Fort Howard Corp.*                                  115
  2,200        Weyerhaeuser Co.                                    100
                                                              --------
                                                                   215
                                                              --------
               Pollution Control (1.2%)
  3,800        WMX Technologies, Inc.                              112
                                                              --------
               Publishing (1.0%)
  1,500        Dun & Bradstreet Corp.                               94
                                                              --------
               Railroads (1.1%)
  1,400        Norfolk Southern Corp.                              110
                                                              --------
               Real Estate Investment Trusts (1.0%)
  5,500        Public Storage, Inc.                                 99
                                                              --------



BALANCED STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)

                                                                Market
  Number                                                         Value
 of Shares                Security                               (000)
 ---------                --------                               -----
               Restaurants (1.0%)
  6,000        Brinker International, Inc.*                   $     92
                                                              --------
               Retail - General Merchandising (2.2%)
  2,300        J.C. Penney Company, Inc.                           108
  2,500        Sears, Roebuck & Co.                                 98
                                                              --------
                                                                   206
                                                              --------
               Retail - Specialty (1.4%)
  5,000        Borders Group, Inc.*                                 88
  4,700        Phillips-Van Heusen Corp.                            49
                                                              --------
                                                                   137
                                                              --------
               Telephones (3.2%)
  1,600        American Telephone & Telegraph Co.                  106
  2,400        GTE Corp.                                           102
  2,400        Sprint Corp.                                         96
                                                              --------
                                                                   304
                                                              --------
               Tobacco (2.0%)
  3,500        RJR Nabisco Holdings Corp.                          102
  3,900        Universal Corp.                                      93
                                                              --------
                                                                   195
                                                              --------
               Total common stocks (cost: $4,820)                5,045
                                                              --------
                       Preferred Stocks (0.9%)
  1,100        National Semiconductor Corp. depositary
                  shares, $3.25 convertible (cost: $99)             87
                                                              --------

                            Bonds (7.4%)

Principal
 Amount                                   Coupon
 (000)                                     Rate    Maturity
 -----                                     ----    --------
$ 1,000        Kmart Corp. (cost: $974)    7.95%    2/01/23        707
                                                              --------

                   U.S. Government & Agency Issues (39.3%)

               U.S. Treasury (29.0%)
  1,250        U.S. Treasury Bonds         6.25    8/15/23       1,251
  1,500        U.S. Treasury Notes         5.88    2/15/04       1,511
                                                              --------
                                                                 2,762
                                                              --------
               Discount Note (10.3%)
    985        Federal Home Loan Mortgage
                 Corp.                     5.80   12/01/95        985
                                                              --------
               Total U.S. government & agency issues
                 (cost: $3,661)                                  3,747
                                                              --------
               Total investments (cost: $9,554)               $  9,586
                                                              ========


---------------
*Non-income producing.



BALANCED STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

November 30, 1995
(Unaudited)


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.


See accompanying notes to financial statements.



BALANCED STRATEGY FUND
STATEMENT OF OPERATIONS
(In Thousands)

Three-month period ended November 30, 1995*
(Unaudited)


Net investment income:
   Income:
      Dividends                                                        $   22
      Interest                                                             57
                                                                       ------
         Total income                                                      79
                                                                       ------
   Expenses:
      Management fees                                                      13
      Transfer agent's fees                                                 1
      Custodian's fees                                                     13
      Postage                                                               2
      Shareholder reporting fees                                            1
      Trustees' fees                                                        1
      Registration fees                                                     3
      Audit fees                                                            8
      Legal fees                                                            2
      Other                                                                 1
                                                                       ------
         Total expenses before reimbursement                               45
      Expenses reimbursed                                                (25)
                                                                       ------
         Total expenses after reimbursement                                20
                                                                       ------
            Net investment income                                          59
Change in net unrealized appreciation/depreciation of investments          32
                                                                       ------
Increase in net assets resulting from operations                       $   91
                                                                       ======


* Fund commenced operations September 1, 1995.

See accompanying notes to financial statements.



BALANCED STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)

Three-month period ended November 30, 1995*
(Unaudited)


From operations:
   Net investment income                                             $     59
   Change in net unrealized appreciation/depreciation of investments       32
                                                                     --------
      Increase in net assets resulting from operations                     91
                                                                     --------
From capital share transactions:
   Shares sold                                                          9,462
   Shares redeemed                                                       (19)
                                                                     --------
      Increase in net assets from capital share transactions            9,443
                                                                     --------
Net increase in net assets                                              9,534
Net assets:
   Beginning of period                                                    -
                                                                     --------
   End of period                                                     $  9,534
                                                                     ========
Undistributed net investment income included in net assets:
   Beginning of period                                               $    -
                                                                     ========
   End of period                                                     $     59
                                                                     ========
Change in shares outstanding:
   Shares sold                                                            950
   Shares redeemed                                                        (2)
                                                                     --------
      Increase in shares outstanding                                      948
                                                                     ========


* Fund commenced operations September 1, 1995.

See accompanying notes to financial statements.



BALANCED STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
(In Thousands)

November 30, 1995
(Unaudited)


(1) Summary of Significant Accounting Policies

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the Balanced Strategy Fund (the Fund), which commenced operations on September 1, 1995. The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

A.  Security valuation - The value of each security is determined
(as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.



BALANCED STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(In Thousands)

November 30, 1995
(Unaudited)


(2) Line of Credit

The Fund participates with other USAA funds in a joint $150 million short-term revolving loan agreement (the Agreement) through January 15, 1996, for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Subject to availability under this Agreement, the Fund may borrow up to 10% of the market value of its assets at the time of such borrowing. Borrowings under this Agreement will bear interest at .125% over the Federal Funds Rate as published by the Federal Reserve Bank of New York or at .125% over the London Interbank Offered Rate. The Fund had no borrowings under this Agreement during the three-month period ended November 30, 1995.

(3) Distributions

Distributions of net investment income are made quarterly.
Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year.

(4) Investment Transactions

Purchases of securities, excluding short-term securities, for the three-month period ended November 30, 1995 were $8,569.

Gross unrealized appreciation and depreciation of investments as of November 30, 1995 was $406 and $374, respectively.

(5) Transactions with Manager

A. Management fees - The investment policy of the Fund and the management of the Fund's portfolio is carried out by USAA
Investment Management Company (the Manager). The Fund's management fees are computed at .75% of its annual average net assets.

The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.25% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund. Shareholder accounting service fees are based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting agreement - The Company has an agreement with the Manager for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other remuneration for such services.

(6) Transactions with Affiliates

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At November 30, 1995, the Association and its affiliates owned 500 shares (52.8%) of the Fund.



BALANCED STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 1995
(Unaudited)


(7) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout the period is as follows:

                                 Three-Month
                                 Period Ended
                                 November 30,
                                     1995*
                                     -----
Net asset value at
   beginning of period            $  10.00
Net investment income                  .06
                                  --------
Net asset value at
   end of period                  $  10.06
                                  ========
Total return (%)                       .60
Net assets at end of
   period (000)                   $  9,534
Ratio of expenses to
   average net assets (%)             1.25(a)(b)
Ratio of net investment
   income to average net
   assets (%)                         3.65(a)(b)
Portfolio turnover (%)                 -
Average commission rate
   paid per share                    .0493

------------
  * Fund commenced operations September 1, 1995.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) The information contained in the above table is based on actual expenses for the period, after giving effect to reimbursement of expenses by the Manager. Absent such reimbursement the Fund's ratios would have been:

                                                 Three-Month
                                                 Period Ended
                                                 November 30,
                                                     1995*
                                                     -----
Ratio of expenses to average net assets (%)         2.81(a)
Ratio of net investment income to average
   net assets (%)                                   2.09(a)



GROWTH STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(In Thousands)

November 30, 1995
(Unaudited)


Assets
   Investments in securities, at market value (identified cost
     of $24,260)                                                    $  25,016
   Cash                                                                   119
   Cash denominated in foreign currencies (identified cost of $1)           1
   Receivables:
      Capital shares sold                                                  94
      Dividends and interest                                              111
      Securities sold                                                     301
      Foreign currency contracts held, at value                           135
                                                                     --------
         Total assets                                                  25,777
                                                                     --------
Liabilities
   Securities purchased                                                   997
   Foreign currency contracts held, at value                              136
   USAA Investment Management Company                                      13
   USAA Transfer Agency Company                                             2
   Accounts payable and accrued expenses                                   34
                                                                     --------
         Total liabilities                                              1,182
                                                                     --------
            Net assets applicable to capital shares outstanding      $ 24,595
                                                                     ========
Represented by:
   Paid-in capital                                                   $ 23,814
   Accumulated undistributed net investment income                         51
   Accumulated net realized loss on investments                          (26)
   Net unrealized appreciation of investments                             756
                                                                     --------
            Net assets applicable to capital shares outstanding      $ 24,595
                                                                     ========
   Capital shares outstanding, unlimited number of shares
     authorized, no par value                                           2,382
                                                                     ========
   Net asset value, redemption price, and offering price per share   $  10.33
                                                                     ========


See accompanying notes to financial statements.



GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES

November 30, 1995
(Unaudited)


                       Foreign Securities (18.4%)

                     Foreign Common Stocks (18.0%)
                                                                    Market
  Number                                                             Value
 of Shares                Security                                   (000)
 ---------                --------                                   -----
               Argentina (0.2%)
   2,159       IRSA Inversiones y Representaciones S.A. GDS         $    47
                                                                    -------
               Australia (0.8%)
  25,000       CSL Ltd.                                                  66
  55,000       David Jones Ltd.                                          82
   6,000       Rothmans Holdings Ltd.                                    23
   8,400       Seven Network Ltd.                                        22
                                                                    -------
                                                                        193
                                                                    -------
               Austria (0.3%)
     550       VA Technologie AG                                         63
                                                                    -------
               Belgium (0.4%)
     420       Colruyt S.A.                                             108
                                                                    -------
               Bermuda (0.5%)
   5,000       Central European Media Enterprises Ltd.                  110
                                                                    -------
               Brazil (0.1%)
   2,700       Rhodia-Ster S.A. GDS                                      27
                                                                    -------
               Canada (0.7%)
   1,500       Alliance Forest Products, Inc. *                          30
  13,000       Beau Canada Exploration Ltd. *                            13
   1,500       Canadian National Railway Co. *                           22
   2,000       Canadian Occidental Petroleum Ltd.                        70
   1,500       Suncor, Inc.                                              46
                                                                    -------
                                                                        181
                                                                    -------
               Chile (0.3%)
   4,000       Banco Osorno y La Union S.A. ADR                          50
   2,000       Maderas y Sinteticos S.A. ADS                             33
                                                                    -------
                                                                         83
                                                                    -------
               Denmark (0.6%)
     330       Novo Nordisk A/S "B"                                      42
   2,500       Tele Danmark A/S ADS                                      70
     600       Unidanmark A/S                                            29
                                                                    -------
                                                                        141
                                                                    -------
               France (0.8%)
   2,000       Coflexip ADS                                              31
   2,000       Elf Aquitaine ADS                                         70
     750       Eramet Group                                              50
     230       Essilor International                                     43
                                                                    -------
                                                                        194
                                                                    -------
               Germany (0.9%)
    1,400      Adidas AG *                                               74
    1,000      Praktiker Bau - Und Heimwerkermarkte *                    31



GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)

                                                                    Market
  Number                                                             Value
 of Shares                Security                                   (000)
 ---------                --------                                   -----
      80       Siemens AG                                           $    42
   1,540       Veba AG                                                   63
                                                                    -------
                                                                        210
                                                                    -------
               Hong Kong (1.2%)
     900       China Yuchai International Ltd.                            8
  60,000       Florens Group Ltd.                                        35
   3,000       Gemstar International Group Ltd.                         102
   7,000       Hutchison Whampoa Ltd.                                    40
  21,000       New World Infrastructure Ltd. *                           36
 200,000       Regal Hotels International Holdings                       44
  18,000       Varitronix International Ltd.                             34
                                                                    -------
                                                                        299
                                                                    -------
               Hungary (0.2%)
   6,000       Mol Magyar Olay Es Gazipari GDS *                         50
                                                                    -------
               India (0.3%)
   1,500       Hindalco Industries Ltd. GDR                              42
   2,000       Larsen & Toubro Ltd. GDR                                  31
                                                                    -------
                                                                         73
                                                                    -------
               Indonesia (0.3%)
  20,000       PT Asahimas Flat Glass Co. Ltd. *                         21
   1,000       PT Bank Dagang Nasional Indonesia                          1
   3,000       PT HM Sampoerna                                           30
  13,000       PT Matahari Putra Prima                                   24
                                                                    -------
                                                                         76
                                                                    -------
               Israel (0.2%)
   2,400       Koor Industries Ltd. ADS *                                43
                                                                    -------
               Italy (0.5%)
   3,500       Arnoldo Mondadori Editore                                 27
   2,500       De Rigo S.p.A.                                            53
     400       Gucci Group N. V. *                                       14
  16,000       STET                                                      32
                                                                   --------
                                                                        126
                                                                   --------
               Japan (3.7%)
   4,000       77 Bank Ltd.                                              36
   4,000       Bridgestone Corp.                                         59
   3,000       Canon, Inc.                                               53
   3,000       Daibiru Corp.                                             33
   4,000       Higo Bank                                                 30
   5,000       Hitachi Ltd.                                              51
   4,000       Honda Motor Co. Ltd.                                      72
   1,000       Hoya Corp.                                                30
   1,000       Ito-Yokado Co. Ltd.                                       55
   1,000       Kyocera Corp.                                             79
   3,000       Laox Co. Ltd.                                             63
   7,000       Minebea Co. Ltd.                                          58
   7,000       Mitsubishi Heavy Industries Ltd.                          56



GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)

                                                                    Market
  Number                                                             Value
 of Shares                Security                                   (000)
 ---------                --------                                   -----
  15,000       NKK Corp.                                            $    41
   3,000       Nomura Securities Co. Ltd.                                59
   2,000       Shimamura Co. Ltd.                                        76
   2,000       Tostem Corp.                                              61
                                                                    -------
                                                                        912
                                                                    -------
               Malaysia (0.3%)
  11,250       Malaysian Assurance Alliance BHD                          44
  10,000       Technology Resources Industries BHD *                     28
                                                                    -------
                                                                         72
                                                                    -------
               Mexico (0.6%)
   5,000       Desc, Soceidad de Fomento Industrial,
                 S.A. de C.V. ADS *                                      66
   1,400       Grupo Televisa, S.A. de C.V. ADS                          31
   1,400       Panamerican Beverages, Inc. "A"                           45
                                                                    -------
                                                                        142
                                                                    -------
               Netherlands (1.0%)
    1,940      EVC International N.V.                                    52
      260      Heineken N.V.                                             46
    1,100      Internationale Nederlanden Groep N.V.                     72
    1,050      Vendex International N.V.                                 30
      330      Verenigd Bezit VNU                                        47
                                                                    -------
                                                                        247
                                                                    -------
               Norway (0.2%)
   20,000      Christiania Bank og Kreditkasse                           45
                                                                    -------
               Philippines (0.1%)
    3,800      Philippine Commercial International Bank                  32
                                                                    -------
               Portugal (0.2%)
    3,000      Portugal Telecom, S.A. ADS *                              56
                                                                    -------
               Singapore (0.1%)
    5,500      Overseas Union Bank Ltd.                                  35
                                                                    -------
               South Africa (0.1%)
    2,370      Murray and Roberts Holdings Ltd.                          16
                                                                    -------
               Spain (0.4%)
      600      Corporacion Mapfre                                        34
    1,500      Telefonica de Espana, S.A. ADR                            62
                                                                    -------
                                                                         96
                                                                    -------
               Sweden (0.8%)
      450      Asea AB                                                   44
    1,160      Autoliv AB                                                69
    3,000      Nordbanken AB *                                           51
    1,900      Volvo AB                                                  39
                                                                    -------
                                                                        203
                                                                    -------



GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)

                                                                     Market
  Number                                                              Value
 of Shares                Security                                    (000)
 ---------                --------                                    -----
               Switzerland (0.6%)
      56       Ciba Geigy AG                                        $    50
       5       SGS Group                                                  9
     150       Sulzer AG P.C.                                            83
                                                                    -------
                                                                        142
                                                                    -------
               Taiwan (0.2%)
   2,500       Acer, Inc. *                                              32
   1,400       China Steel Corp. GDS                                     23
                                                                    -------
                                                                         55
                                                                    -------
               Thailand (0.1%)
   1,800       Finance One Public Co.                                    11
                                                                    -------
               United Kingdom (1.2%)
  14,000       Amstrad plc                                               57
   1,000       British Gas plc                                           37
   5,100       Cadbury Schweppes plc                                     44
   6,500       Northern Ireland Electricity plc                          44
   3,000       Refuge Group plc                                          21
  20,500       Tomkins plc                                               83
  16,000       WPP Group plc                                             39
                                                                    -------
                                                                        325
                                                                    -------
               Venzuela (0.1%)
   4,800       Corimon C A S A C A ADS *                                 18
                                                                    -------
               Total foreign common stocks (cost: $4,301)             4,431
                                                                    -------

                        Foreign Preferred Stocks (0.2%)
               Australia (0.1%)
  15,000       Village Roadshow Ltd.                                     48
                                                                    -------
               Finland (0.1%)
     300       Nokia Corp. ADS                                           16
                                                                    -------
               Total foreign preferred stocks (cost: $63)                64
                                                                    -------


                      Foreign Bonds (0.2%)
  Principal
   Amount
   (000)
   -----       Japan (0.2%)
 $    40       MBL International Finance (Bermuda) Trust,
                 Convertible Notes, 3.00%, 11/30/02 (cost: $42)          44
                                                                    -------
               Total foreign securities (cost: $4,406)                4,539
                                                                    -------



GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)


                     Domestic Securities (72.4%)

                       Small Cap Stocks (28.1%)

                                                                    Market
  Number                                                             Value
 of Shares                Security                                   (000)
 ---------                --------                                   -----
               Air Freight (0.2%)
   3,500       Atlas Air, Inc. *                                    $    53
                                                                    -------
               Airlines (0.5%)
   4,000       Midwest Express Holdings, Inc. *                         118
                                                                    -------
               Beverages - Alcoholic (0.8%)
   3,900       Boston Beer Company, Inc.                                100
   1,100       Petes Brewing Co.                                         27
   3,000       Redhook Ale Brewery, Inc. *                               76
                                                                    -------
                                                                        203
                                                                    -------
               Biotechnology (0.3%)
   3,200       Neurogen Corp. *                                          67
                                                                    -------
               Broadcasters (1.6%)
   3,100       American Radio Systems Corp. *                            71
   5,000       Argyle Television, Inc. *                                 80
   3,900       EchoStar Communications Corp. *                           59
   2,800       Evergreen Media Corp. *                                   68
   2,000       Infinity Broadcasting Corp.                               64
   2,400       Sinclair Broadcast Group, Inc. *                          47
                                                                    -------
                                                                        389
                                                                    -------
               Chemicals - Specialty (0.2%)
   4,000       Zoltek Companies, Inc. *                                  56
                                                                    -------
               Communication - Equipment Manufacturers (0.7%)
   1,000       Secure Computing Corp.                                    57
   3,500       Spectrian Corp. *                                         81
     800       Sync Research, Inc.                                       41
                                                                    -------
                                                                        179
                                                                    -------
               Computer Software & Service (6.4%)
   3,500       7th Level, Inc. *                                         61
   2,500       Advent Software, Inc.                                     53
   3,300       Applied Microsystems Corp.                                30
   5,000       Carnegie Group, Inc.                                      47
   5,000       Catalyst International, Inc.                              65
   1,600       Clarify, Inc.                                             44
   4,000       Computron Software, Inc.                                  61
   5,000       Cooper & Chyan Technology, Inc.                           69
   5,000       DataWorks Corp.                                           68
   2,000       Fractal Design Corp.                                      29
   1,200       Insignia Solutions plc                                    24
  10,000       Intersolv, Inc. *                                        109
   3,000       Logic Works, Inc. *                                       44
   1,100       Meta-Software, Inc.                                       19
   1,000       Netcom On-line Communication *                            73
   5,000       Novadigm, Inc. *                                         115
   4,000       Open Environment Corp. *                                  40



GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)


                                                                    Market
  Number                                                             Value
 of Shares                Security                                   (000)
 ---------                --------                                   -----
   5,000       PLATINUM Technology, Inc. *                          $    84
   3,500       Premenos Technology Corp. *                              149
   4,000       Rational Software Corp. *                                 70
   1,150       Scopus Technology, Inc.                                   27
   6,000       Smith Micro Software, Inc. *                              59
   5,000       Software 2000, Inc.                                       46
   2,300       Verity, Inc. *                                           114
   2,300       Visio Corp.                                               62
                                                                    -------
                                                                      1,562
                                                                    -------
               Computer Systems (0.4%)
   1,500       Network Appliance, Inc.                                   45
   5,000       RadiSys Corp. *                                           63
                                                                    -------
                                                                        108
                                                                    -------
               Cosmetics (0.7%)
   4,800       The Estee Lauder Companies, Inc.                         175
                                                                    -------
               Electrical Equipment (0.3%)
   3,000       Charter Power Systems, Inc.                               75
                                                                    -------
               Electronics - Instrumentation (2.2%)
   3,700       3D Systems Corp. *                                        75
   5,000       ADE Corp. *                                               81
   3,000       Computational Systems, Inc.                               45
   5,000       Etec Systems, Inc.                                        58
  15,000       Intevac, Inc.                                            103
   5,000       OnTrak Systems, Inc.                                      84
   2,500       Photon Dynamics, Inc.                                     24
   5,000       Speedfam International, Inc. *                            80
                                                                    -------
                                                                        550
                                                                    -------
               Electronics - Semi-Conductors (1.9%)
   3,000       Ess Technology, Inc.                                      99
   5,000       Sheldahl, Inc.                                            97
   3,000       Sierra Semiconductor Corp.                                56
   6,000       Silicon Storage Technology, Inc.                          81
   5,000       SMART Modular Technologies, Inc.                          55
   5,200       TranSwitch Corp. *                                        66
                                                                    -------
                                                                        454
                                                                    -------
               Entertainment (0.3%)
   4,000       Moovies, Inc. *                                           64
                                                                    -------
               Finance - Business/Commercial (0.4%)
   5,000       Sirrom Capital Corp.                                      88
                                                                    -------
               Foods (0.4%)
   5,500       Odwalla, Inc.                                            105
                                                                    -------
               Healthcare - HMO (0.1%)
     700       First Commonwealth, Inc.                                  15
                                                                    -------
               Healthcare - Miscellaneous (3.2%)
  10,000       AHI Healthcare Systems, Inc. *                           117
   6,000       ARV Assisted Living, Inc. *                               61



GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)


                                                                    Market
  Number                                                             Value
 of Shares                Security                                   (000)
 ---------                --------                                   -----
   1,100       Enterprise Systems, Inc.                             $    34
   3,500       HPR Inc. *                                               102
   2,300       IDX Systems Corp.                                         63
   3,000       Orthodontic Centers of America, Inc. *                    95
     700       PAREXEL International Corp.                               16
   3,000       Pediatrix Medical Group, Inc. *                           62
   2,000       Physician Reliance Network, Inc. *                        71
   3,000       Physicians Resource Group, Inc. *                         65
   3,700       Sterling Healthcare Group Corp. *                         41
   2,500       Total Renal Care Holdings, Inc.                           67
                                                                    -------
                                                                        794
                                                                    -------
               Household Products (0.6%)
   5,300       USA Detergents, Inc. *                                   138
                                                                    -------
               Insurance - Property/Casualty (0.3%)
   1,800       HCC Insurance Holdings, Inc. *                            60
                                                                    -------
               Leisure Time (0.3%)
   3,500       Ride, Inc. *                                              75
                                                                    -------
               Manufacturing - Diversified Industries (0.4%)
   4,600       United States Filter Corp. *                             101
                                                                    -------
               Medical Products & Supplies (1.1%)
   3,100       Henry Schein, Inc.                                        78
   2,500       Omnicare, Inc.                                            94
   5,000       Serologicals Corp. *                                      88
                                                                    -------
                                                                        260
                                                                    -------
               Oil & Gas Drilling (0.3%)
   6,000       Falcon Drilling Company, Inc. *                           77
                                                                    -------
               Pollution Control (0.2%)
   3,000       Continental Waste Industries, Inc.                        55
                                                                    -------
               Retail - General Merchandising (0.2%)
   1,900       Dollar Tree Stores, Inc.                                  53
                                                                    -------
               Retail - Specialty (1.1%)
   4,000       Borders Group, Inc. *                                     70
   1,900       Creative Computers, Inc. *                                51
   4,500       Just For Feet, Inc. *                                    154
                                                                    -------
                                                                        275
                                                                    -------
               Shoes (0.5%)
   6,100       Eastbay, Inc.                                            133
                                                                    -------
               Specialized Services (1.4%)
   1,300       APAC TeleServices, Inc. *                                 41
   5,600       Computer Learning Centers, Inc. *                         50
   2,200       COREStaff, Inc.                                           70
   4,500       DST Systems, Inc.                                        130
   5,000       Personnel Group Of America, Inc. *                        61
                                                                    -------
                                                                        352
                                                                    -------



GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)


                                                                     Market
  Number                                                              Value
 of Shares                Security                                    (000)
 ---------                --------                                    -----
               Telecommunications (0.5%)
   2,200       Metrocall, Inc. *                                    $    53
   4,000       MIDCOM Communications, Inc. *                             71
                                                                    -------
                                                                        124
                                                                    -------
               Telephones (0.3%)
   4,500       Brightpoint, Inc.                                         81
                                                                    -------
               Textiles - Apparel Manufacturers (0.3%)
  10,000       Cutter & Buck, Inc.                                       73
                                                                    -------
               Total small cap stocks (cost: $6,286)                  6,912
                                                                    -------


                    Large Cap Stocks (29.0%)

               Airlines (2.8%)
   3,500       AMR Corp. *                                              268
   3,300       Delta Air Lines, Inc.                                    256
   6,900       Southwest Airlines Co.                                   173
                                                                    -------
                                                                        697
                                                                    -------
               Automobiles (2.0%)
   3,000       Chrysler Corp.                                           156
   3,800       Ford Motor Co.                                           107
   4,800       General Motors Corp.                                     233
                                                                    -------
                                                                        496
                                                                    -------
               Drugs (0.7%)
   4,785       Pharmacia & Upjohn, Inc.                                 172
                                                                    -------
               Finance - Business/Commercial (2.0%)
   7,000       Student Loan Marketing Assn.                             491
                                                                    -------
               Gaming Companies (0.5%)
     800       Harrah's Entertainment, Inc. *                            20
   6,300       International Game Technology                             78
     800       Mirage Resorts, Inc. *                                    27
                                                                    -------
                                                                        125
                                                                    -------
               Healthcare - Diversified (0.9%)
   2,500       Warner-Lambert Co.                                       223
                                                                    -------
               Medical Products & Supplies (1.5%)
   4,400       Bausch & Lomb, Inc.                                      159
   8,300       United States Surgical Corp.                             208
                                                                    -------
                                                                        367
                                                                    -------
               Oil - Domestic (2.6%)
   2,300       Atlantic Richfield Co.                                   249
   5,000       Occidental Petroleum Corp.                               111
   3,300       Pennzoil Co.                                             131
   5,000       Unocal Corp.                                             134
                                                                    -------
                                                                        625
                                                                    -------



GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)

                                                                     Market
  Number                                                              Value
 of Shares                Security                                    (000)
 ---------                --------                                    -----
               Oil - Exploration & Production (1.4%)
   4,900       Apache Corp.                                         $   131
   3,700       Burlington Resources, Inc.                               142
   4,100       Union Texas Petroleum Holdings, Inc.                      79
                                                                    -------
                                                                        352
                                                                    -------
               Oil - International (1.6%)
   2,500       Chevron Corp.                                            123
   3,700       Texaco, Inc.                                             274
                                                                    -------
                                                                        397
                                                                    -------
               Oil & Gas Drilling (0.9%)
   3,800       Diamond Offshore Drilling, Inc.                          110
  16,200       Global Marine, Inc. *                                    109
                                                                    -------
                                                                        219
                                                                    -------
               Oil Well Equipment & Service (1.3%)
   5,000       Halliburton Co.                                          217
   3,100       Tidewater, Inc.                                           89
                                                                    -------
                                                                        306
                                                                    -------
               Pollution Control (0.6%)
   5,300       WMX Technologies, Inc.                                   156
                                                                    -------
               Restaurants (0.4%)
   6,000       Brinker International, Inc. *                             92
                                                                    -------
               Tobacco (6.7%)
   6,900       Philip Morris Companies, Inc.                            605
  18,400       RJR Nabisco Holdings Corp.                               536
  15,200       UST, Inc.                                                496
                                                                    -------
                                                                      1,637
                                                                    -------
               Transportation - Miscellaneous (0.6%)
   2,100       Federal Express Corp. *                                  157
                                                                    -------
               Truckers (2.5%)
   5,600       Consolidated Freightways, Inc.                           147
   3,800       Roadway Services, Inc.                                   191
  11,800       Ryder System, Inc.                                       282
                                                                    -------
                                                                        620
                                                                    -------
               Total large cap stocks (cost: $6,925)                  7,132
                                                                    -------


                          Bonds (15.3%)
 Principal
  Amount                                          Coupon
  (000)                                            Rate   Maturity
  -----                                            ----   --------
 $ 1,000       First Tennessee National Corp.      6.75%  11/15/05    1,009
   1,000       Giddings + Lewis, Inc.              7.50   10/01/05    1,033
   1,000       Great Atlantic & Pacific Tea, Inc.  7.70    1/15/04    1,004
   1,000       Kmart Corp.                         7.95    2/01/23      707
                                                                    -------
               Total bonds (cost: $3,975)                             3,753
                                                                    -------
               Total domestic securities (cost: $17,186)             17,797
                                                                    -------



GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

November 30, 1995
(Unaudited)


                 U.S. Government & Agency Issues (10.9%)

 Principal                                                            Market
  Amount                                        Coupon                 Value
  (000)                   Security               Rate    Maturity      (000)
  -----                   --------               ----    --------      -----
               Discount Note (6.8%)
 $ 1,680       Federal Home Loan Mortgage Corp.   5.80   12/01/95     $ 1,680
                                                                      -------
               U.S. Treasury Bonds (4.1%)
   1,000       U.S. Treasury Bond                 6.25    8/15/23       1,000
                                                                      -------
               Total U.S. government & agency issues (cost:$2,668)      2,680
                                                                      -------
               Total investments (cost: $24,260)                      $25,016
                                                                      =======


---------------
*Non-income producing.



                        Portfolio Summary By Industry
                        -----------------------------
        Retail                                                 11.1 %
        U.S. Government & Agency Issues                        10.9
        Oil                                                     9.2
        Healthcare                                              8.5
        Tobacco                                                 6.9
        Computer Software & Service                             6.8
        Banks                                                   5.5
        Electronics                                             4.3
        Machine - Tools                                         4.2
        Airlines                                                3.3
        Truckers                                                2.5
        Automobiles                                             2.5
        Finance - Business/Commercial                           2.4
        Telecommunications                                      2.0
        Broadcasters                                            2.0
        Specialized Services                                    1.5
        Manufacturing - Diversified Industries                  1.0
        Beverages - Alcoholic                                   1.0
        Other                                                  16.1
                                                             ------
                                                              101.7 %
                                                             ======



GROWTH STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

November 30, 1995
(Unaudited)


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The Large Cap category consists of investments in common stocks of companies with market capitalizations of $1 billion or more.
Small Cap stocks have market capitalizations of less than $1 billion.


See accompanying notes to financial statements.



GROWTH STRATEGY FUND
STATEMENT OF OPERATIONS
(In Thousands)

Three-month period ended November 30, 1995*
(Unaudited)


Net investment income:
   Income:
      Dividends                                                        $   33
      Interest                                                             93
                                                                       ------
         Total income                                                     126
                                                                       ------
   Expenses:
      Management fees                                                      29
      Transfer agent's fees                                                 5
      Custodian's fees                                                     12
      Postage                                                               7
      Shareholder reporting fees                                            2
      Trustees' fees                                                        1
      Registration fees                                                     8
      Audit fees                                                            8
      Legal fees                                                            2
      Other                                                                 1
                                                                       ------
         Total expenses                                                    75
                                                                       ------
            Net investment income                                          51
                                                                       ------
Net realized and unrealized gain on investments:
   Net realized loss on investments                                      (26)
   Change in net unrealized appreciation/depreciation of investments      756
                                                                       ------
            Net realized and unrealized gain                              730
                                                                       ------
Increase in net assets resulting from operations                       $  781
                                                                       ======


* Fund commenced operations September 1, 1995.

See accompanying notes to financial statements.



GROWTH STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)

Three-month period ended November 30, 1995*
(Unaudited)


From operations:
   Net investment income                                              $     51
   Net realized loss on investments                                       (26)
   Change in net unrealized appreciation/depreciation of investments       756
                                                                      --------
      Increase in net assets resulting from operations                     781
                                                                      --------
From capital share transactions:
   Shares sold                                                          24,069
   Shares redeemed                                                       (255)
                                                                      --------
      Increase in net assets from capital share transactions            23,814
                                                                      --------
Net increase in net assets                                              24,595
Net assets:
   Beginning of period                                                     -
                                                                      --------
   End of period                                                      $ 24,595
                                                                      ========
Undistributed net investment income included in net assets:
   Beginning of period                                                $    -
                                                                      ========
   End of period                                                      $     51
                                                                      ========
Change in shares outstanding:
   Shares sold                                                           2,408
   Shares redeemed                                                        (26)
                                                                      --------
      Increase in shares outstanding                                     2,382
                                                                      ========


* Fund commenced operations September 1, 1995.

See accompanying notes to financial statements.



GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
(In Thousands)

November 30, 1995
(Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the Growth Strategy Fund (the Fund), which commenced operations on September 1, 1995. The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.

A.  Security valuation - The value of each security is determined
(as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, are recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:



GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(In Thousands)

November 30, 1995
(Unaudited)


1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S.
dollar equivalent of the amounts received. Net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

(2) LINE OF CREDIT

The Fund participates with other USAA funds in a joint $150 million short-term revolving loan agreement (the Agreement) through January 15, 1996, for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Subject to availability under this Agreement, the Fund may borrow up to 10% of the market value of its assets at the time of such borrowing. Borrowings under this Agreement will bear interest at .125% over the Federal Funds Rate as published by the Federal Reserve Bank of New York or at .125% over the London Interbank Offered Rate. The Fund had no borrowings under this Agreement during the three-month period ended November 30, 1995.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year.

(4) INVESTMENT TRANSACTIONS

Purchases and sales/maturities of securities, excluding short-term securities, for the three-month period ended November
30, 1995 were $25,957 and $3,352, respectively.

Gross unrealized appreciation and depreciation of investments as of November 30, 1995 was $1,642 and $886, respectively.



GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(In Thousands)

November 30, 1995
(Unaudited)


(5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 1995, the terms of open foreign currency contracts were as follows:

                             U.S. Dollar                          U.S. Dollar
                                Value                                Value
 Exchange    Currency to be     as of          Currency to be        as of
   Date        Delivered       11/30/95           Received          11/30/95
   ----        ---------       --------           --------          --------
 12/01/95    61  U.S. Dollar     $  61      82 Australian Dollar      $  61
 12/01/95    10  U.S. Dollar        10      78 Hong Kong Dollar          10
 12/04/95     1  U.S. Dollar         1   1,694 Indonesian Rupiah          1
 12/06/95    21  U.S. Dollar        21      13 British Pound             21
 12/11/95    22  U.S. Dollar        22     227 Austrian Schilling        22
 12/12/95    21  U.S. Dollar        21      28 Australian Dollar         20
                                 -----                                -----
                                 $ 136                                $ 135
                                 =====                                =====


(6) TRANSACTIONS WITH MANAGER

A. Management fees - The investment policy of the Fund and the management of the Fund's portfolio is carried out by USAA
Investment Management Company (the Manager). The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund. Shareholder accounting service fees are based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting agreement - The Trust has an agreement with the Manager for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other remuneration for such services.

(7) Transactions with Affiliates

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At November 30, 1995, the Association and its affiliates owned 1,000 shares (42.0%) of the Fund.



GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 1995
(Unaudited)


(8) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout the period is as follows:

                                  Three-Month
                                  Period Ended
                                  November 30,
                                      1995*
                                      -----
Net asset value at
   beginning of period              $  10.00
Net investment income                    .02
Net realized and
   unrealized gain                       .31
                                    --------
Net asset value at
   end of period                    $  10.33
                                    ========
Total return (%)                        3.30
Net assets at end of
   period (000)                     $ 24,595
Ratio of expenses to
   average net assets (%)               2.01(a)
Ratio of net investment
   income to average net
   assets (%)                           1.33(a)
Portfolio turnover (%)                 24.79
Average commission rate
   paid per share                      .0287

------------
  * Fund commenced operations September 1, 1995.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.




26533-0296





                      USAA INVESTMENT TRUST


PART C.   OTHER INFORMATION
          -----------------

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

          Financial Statements included in Parts A and B
          (Prospectuses and Statement of Additional Information) of this Registration Statement:

             Financial Statements and Independent Auditors' Reports are incorporated by reference to the USAA Growth and Tax Strategy (formerly named Balanced Portfolio), Cornerstone Strategy (formerly named Cornerstone), Emerging Markets, Gold, International, and World Growth Funds', and GNMA and Treasury Money Market Trusts' Annual Reports to Shareholders for the fiscal year ended May 31, 1995.

             Unaudited Financial Statements for the Balanced
             Strategy, Growth Strategy, and Income Strategy Funds of USAA INVESTMENT TRUST as of November 30, 1995 are on page 23 of the Statement of Additional Information.

     (b)  Exhibits:

Exhibit No.    Description of Exhibits
----------     -----------------------

     1(a)      First Amended and Restated Master Trust Agreement,
                June 2, 1995 (1)
      (b)      Amendment No. 1 dated July 12, 1995 (2)

     2         By-laws, as amended January 18, 1994 (1)

     3         Voting trust agreement - Not Applicable

     4         Specimen certificates for shares of
      (a)      Cornerstone Strategy Fund (2)
      (b)      Gold Fund (2)
      (c)      International Fund (2)
      (d)      Growth and Tax Strategy Fund (2)
      (e)      GNMA Trust (2)
      (f)      Treasury Money Market Trust (2)
      (g)      World Growth Fund (2)
      (h)      Emerging Markets Fund (2)
      (i)      Balanced Strategy Fund (2)
      (j)      Growth Strategy Fund (2)
      (k)      Income Strategy Fund (2)

     5(a)      Advisory Agreement dated September 21, 1990 (1)
      (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (1)
      (c)      Letter Agreement dated July 21, 1992 adding World Growth
                Fund (1)
      (d) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (1)
      (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)


     6(a)      Underwriting Agreement dated July 9, 1990 (2)
      (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
      (c)      Letter Agreement dated July 21, 1992 adding World Growth
                Fund (2)
      (d) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
      (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)

     7         Not Applicable

     8(a)      Custodian Agreement dated July 27, 1984 (2)
      (b)      Amendment to Custodian Contract dated May 13, 1985 (2)
      (c)      Amendment to Custodian Contract dated May 1, 1986 (2)
      (d)      Amendment to Amendment to Custodian Contract dated
                May 1, 1986 (2)




Exhibit No.    Description of Exhibits
----------     -----------------------

      (e)      Amendment to the Custodian Agreement dated November 3, 1988 (2)
      (f)      Letter Agreement dated May 26, 1988 adding International
                Fund (2)
      (g) Letter Agreement dated January 3, 1989 adding Growth and Tax Strategy Fund (formerly Balanced Portfolio Fund) (2)
      (h) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
      (i)      Letter Agreement dated July 21, 1992 adding World Growth
                Fund (2)
      (j) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
      (k) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)


     9(a)      Transfer Agency Agreement dated January 23, 1992 (2)
      (b)      Letter Agreement dated July 21, 1992 adding World Growth
                Fund (2)
      (c) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
      (d) Amendments dated May 3, 1995 to the Transfer Agency Agreement Fee Schedules for Gold Fund, Cornerstone Strategy Fund (formerly Cornerstone Fund), International Fund, Growth and Tax Strategy Fund (formerly Balanced Portfolio Fund), GNMA Trust, Treasury Money Market Trust, World Growth Fund, and Emerging Markets Fund (2)
      (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)
      (f)      Amendment No. 1 to Transfer Agency Agreement dated
                November 14, 1995 (filed herewith)


    10(a)      Opinion of Counsel with respect to the Balanced Strategy, Growth
                Strategy and Income Strategy Funds (1)
      (b) Opinion and Consent of Counsel with respect to the Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Emerging Markets Funds Gold Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (2)
      (c) Consent of Counsel with respect to the Balanced Strategy, Growth Strategy and Income Strategy Funds (filed herewith)


    11         Independent Auditors' Consent - Not Applicable

    12         Financial statements omitted from prospectus - Not Applicable

    13         Subscriptions and Investment Letters
      (a)      GNMA Trust and Treasury Money Market Trust (2)
      (b)      World Growth Fund (2)
      (c)      Emerging Markets Fund (2)
      (d) Growth Strategy Fund, Income Strategy Fund, and Balanced Strategy Fund (2)

    14         Prototype Plans
      (a)      USAA INVESTMENT MANAGEMENT COMPANY IRA Handbook (2)
      (b)      USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Handbook (2)
      (c)      USAA INVESTMENT MANAGEMENT COMPANY 403(b)(7) Handbook (2)

     15        12b-1 Plans - Not Applicable

     16        Schedule for Computation of Performance Quotation (2)

     17        Financial Data Schedules
       (a)     Cornerstone Strategy Fund (formerly Cornerstone Fund)
                (filed herewith)
       (b)     Gold Fund (filed herewith)
       (c)     International Fund (filed herewith)
       (d)     Growth and Tax Strategy Fund (formerly Balanced Portfolio
                Fund) (filed herewith)
       (e)     GNMA Trust (filed herewith)
       (f)     Treasury Money Market Trust (filed herewith)
       (g)     World Growth Fund (filed herewith)
       (h)     Emerging Markets Fund (filed herewith)
       (i)     Income Strategy Fund (filed herewith)
       (j)     Balanced Strategy Fund (filed herewith)
       (k)     Growth Strategy Fund (filed herewith)

    18         Plan Adopting Multiple Classes of Shares - Not Applicable



Exhibit No.    Description of Exhibits
----------     -----------------------
    19         Powers of Attorney
      (a)      Powers of Attorney for Michael J.C. Roth, Sherron A. Kirk,
                John W. Saunders, Jr., George E. Brown, Howard L. Freeman, Jr., and Richard A. Zucker dated January 21, 1994 (2)
      (b)      Power of Attorney for Barbara B. Dreeben (1)

---------------------
 (1) Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on June 15, 1995.

 (2) Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 26, 1995.

Item 25.  Persons Controlled by or Under Common Control with Registrant

          Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Management of the Trust" in the Prospectus and the section captioned "Trustees and Officers of the Trust" in the Statement of Additional Information.

Item 26.  Number of Holders of Securities

          Set forth below are the number of record holders, as of December 31, 1995, of each class of securities of the Registrant.

               Title of Class                    Number of Record Holders
               --------------                    ------------------------

          Growth and Tax Strategy Fund                     8,734
          Cornerstone Strategy Fund                       96,529
          Emerging Markets Fund                            4,699
          Gold Fund                                       22,570
          International Fund                              26,952
          World Growth Fund                               24,666
          GNMA Trust                                      11,591
          Treasury Money Market Trust                      2,551
          Balanced Strategy Fund                             503
          Growth Strategy Fund                             2,162
          Income Strategy Fund                               218

Item 27.  Indemnification

          Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

     (a) The Director and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

     (b) Indemnification Provisions under Agreement and Declaration of Trust. Under Article VI of the Registrant's Agreement and Declaration of Trust, each of its trustees and officers or any person serving at the Registrant's request as a director, officer or trustee of another entity in which the Registrant has any interest as a shareholder, creditor or otherwise ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

          Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the covered person shall have undertaken to repay the amounts so paid to the Fund of Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under Article VI of the Agreement and Declaration of Trust and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested trustees of the Registrant who are not a party to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery form any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 28.  Business and Other Connections of Investment Adviser

          Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Trust" and to the section of the Statement of Additional Information captioned "Trustees and Officers of the Trust".

Item 29.  Principal Underwriters

     (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly-owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Mutual Fund, Inc., and USAA State Tax-Free Trust.

     (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

Name and Principal         Position and Offices          Position and Offices
 Business Address            with Underwriter               with Registrant
-----------------          ---------------------         --------------------

M. Staser Holcomb          Director and Chairman         Trustee and
9800 Fredericksburg Rd.    of the Board of Directors     Chairman of the
San Antonio, TX 78288                                    Board of Trustees

Michael J.C. Roth          Chief Executive Officer,      President, Trustee
9800 Fredericksburg Rd.    President, Director, and      and Vice Chairman of
San Antonio, TX 78288      Vice Chairman of the          the Board of Trustees
                           Board of Directors

John W. Saunders, Jr.      Senior Vice President,        Vice President and
9800 Fredericksburg Rd.    Fixed Income Investments,     Trustee
San Antonio, TX 78288      and Director

Harry W. Miller            Senior Vice President         None
9800 Fredericksburg Rd.    Equity Investments,
San Antonio, TX 78288      and Director

Bradford W. Rich           Director                      None
9800 Fredericksburg Rd.
San Antonio, TX 78288

Josue Robles, Jr.          Director                      None
9800 Fredericksburg Rd.
San Antonio, TX 78288

John J. Dallahan           Senior Vice President,        None
9800 Fredericksburg Rd.    Investment Services
San Antonio, TX 78288

Michael D. Wagner          Vice President, Secretary     Secretary
9800 Fredericksburg Rd.    and Counsel
San Antonio, TX 78288

Sherron A. Kirk            Vice President and            Treasurer
9800 Fredericksburg Rd.    Controller
San Antonio, TX 78288

Alex M. Ciccone            Vice President,               Assistant
9800 Fredericksburg Rd.    Compliance                    Secretary
San Antonio, TX 78288

     (c)  Not Applicable.



Item 30.  Location of Accounts and Records

          The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

              USAA Investment Management Company
              9800 Fredericksburg Rd.
              San Antonio, Texas 78288

              USAA Shareholder Account Services
              10750 Robert F. McDermott Freeway
              San Antonio, Texas 78288

              State Street Bank and Trust Company
              1776 Heritage Drive
              North Quincy, Massachusetts 02171


Item 31.  Management Services

          Not Applicable.

Item 32.  Undertaking

          The Registrant hereby undertakes to provide each person to whom a prospectus is delivered a copy of the Registrant's latest annual report(s) to shareholders upon request and without charge.



                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas on the 26th day of January, 1996.


                                           USAA INVESTMENT TRUST

                                                    *
                                           ---------------------
                                           Michael J.C. Roth
                                           President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     (Signature)                (Title)                 (Date)



----------------------      Chairman of the
M. Staser Holcomb           Board of Trustees



           *                Vice Chairman of the Board       January 26, 1996
----------------------      of Trustees and President
Michael J.C. Roth           (Principal Executive Officer)


           *                 Treasurer (Principal            January 26, 1996
----------------------       Financial and
Sherron A. Kirk              Accounting Officer)


           *                 Trustee                         January 26, 1996
----------------------
John W. Saunders, Jr.



           *                  Trustee                        January 26, 1996
----------------------
George E. Brown


           *                  Trustee                        January 26, 1996
----------------------
Howard L. Freeman, Jr.


           *                  Trustee                        January 26, 1996
----------------------
Richard A. Zucker


           *                  Trustee                       January 26, 1996
----------------------
Barbara B. Dreeben


* By:/s/Michael D. Wagner
     --------------------
     Michael D. Wagner, Attorney-in-Fact, under Powers of Attorney dated January 21, 1994 and June 2, 1995, incorporated by reference to Post-Effective Amendment No. 21, filed with the Securities and Exchange Commission on September 26, 1995 and Post-Effective Amendment No. 20, filed with the Securities and Exchange Commission on June 15, 1995, respectively .


                          Exhibit Index

Exhibit             Item                                           Page No. *

     1    (a)  First Amended and Restated Master Trust Agreement,
                June 2, 1995 (1)
          (b)  Amendment No. 1 dated July 12, 1995 (2)

     2         By-laws, as amended January 18, 1994 (1)

     3         Voting trust agreement - Not Applicable

     4         Specimen certificates for shares of
          (a)  Cornerstone Strategy Fund (2)
          (b)  Gold Fund (2)
          (c)  International Fund (2)
          (d)  Growth and Tax Strategy Fund (2)
          (e)  GNMA Trust (2)
          (f)  Treasury Money Market Trust (2)
          (g)  World Growth Fund (2)
          (h)  Emerging Markets Fund (2)
          (i)  Balanced Strategy Fund (2)
          (j)  Growth Strategy Fund (2)
          (k)  Income Strategy Fund (2)

     5    (a)  Advisory Agreement dated September 21, 1990 (1)
          (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (1)
          (c)  Letter Agreement dated July 21, 1992 adding World Growth
                Fund (1)
          (d) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (1)
          (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)

     6    (a)  Underwriting Agreement dated July 9, 1990 (2)
          (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
          (c)  Letter Agreement dated July 21, 1992 adding World Growth
                Fund (2)
          (d) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
          (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)

     7         Not Applicable

     8    (a)  Custodian Agreement dated July 27, 1984 (2)
          (b)  Amendment to Custodian Contract dated May 13, 1985 (2)
          (c)  Amendment to Custodian Contract dated May 1, 1986 (2)
          (d)  Amendment to Amendment to Custodian Contract dated
                May 1, 1986 (2)
          (e)  Amendment to the Custodian Agreement dated November 3,
                1988 (2)
          (f)  Letter Agreement dated May 26, 1988 adding International
                Fund (2)
          (g) Letter Agreement dated January 3, 1989 adding Growth and Tax Strategy Fund (formerly Balanced Portfolio Fund) (2)
          (h) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
          (i)  Letter Agreement dated July 21, 1992 adding World Growth
                Fund (2)
          (j) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
          (k) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)


     9    (a)  Transfer Agency Agreement dated January 23, 1992 (2)
          (b)  Letter Agreement dated July 21, 1992 adding World Growth
                Fund (2)
          (c) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)




                      Exhibit Index, cont.

Exhibit             Item                                            Page No. *

          (d)  Amendments dated May 3, 1995 to the Transfer
                Agency Agreement Fee Schedules for Gold Fund,
                Cornerstone Strategy Fund (formerly Cornerstone
                Fund), International Fund, Growth and Tax Strategy
                Fund (formerly Balanced Portfolio Fund), GNMA Trust, Treasury Money Market Trust, World Growth Fund, and
                Emerging Markets Fund (2)
          (e)  Letter Agreement dated September 1, 1995 adding
                Balanced Strategy, Growth Strategy and Income Strategy
                Funds (2)
          (f)  Amendment No. 1 to Transfer Agency Agreement dated
                November 14, 1995 (filed herewith)                       156


     10   (a)  Opinion of Counsel with respect to the Balanced
                Strategy, Growth Strategy and Income Strategy Funds (1)
          (b)  Opinion and Consent of Counsel with respect to the
                Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Emerging Markets Funds Gold Fund, International Fund,
                World Growth Fund, GNMA Trust, and Treasury Money Market
                Trust (2)
          (c) Consent of Counsel with respect to the Balanced Strategy, Growth Strategy, and Income Strategy Funds (filed
                herewith)                                                 159

     11         Independent Auditors' Consent - Not Applicable

     12         Financial statements omitted from prospectus
                 - Not Applicable

     13         Subscriptions and Investment Letters
          (a)   GNMA Trust and Treasury Money Market Trust (2)
          (b)   World Growth Fund (2)
          (c)   Emerging Markets Fund (2)
          (d) Growth Strategy Fund, Income Strategy Fund, and Balanced Strategy Fund (2)

     14        Prototype Plans
          (a)  USAA INVESTMENT MANAGEMENT COMPANY IRA Handbook (2)
          (b)  USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Handbook (2)
          (c)  USAA INVESTMENT MANAGEMENT COMPANY 403(b)(7) Handbook (2)

     15        12b-1 Plans - Not Applicable

     16        Schedule for Computation of Performance Quotation (2)

     17        Financial Data Schedules
          (a)  Cornerstone Strategy Fund (formerly Cornerstone Fund)
                (filed herewith)                                          161
          (b)  Gold Fund (filed herewith)                                 163
          (c)  International Fund (filed herewith)                        165
          (d)  Growth and Tax Strategy Fund (formerly Balanced
                Portfolio Fund) (filed herewith)                          167
          (e)  GNMA Trust (filed herewith)                                169
          (f)  Treasury Money Market Trust (filed herewith)               171
          (g)  World Growth Fund (filed herewith)                         173
          (h)  Emerging Markets Fund (filed herewith)                     175
          (i)  Income Strategy Fund (filed herewith)                      177
          (j)  Balanced Strategy Fund (filed herewith)                    179
          (k)  Growth Strategy Fund (filed herewith)                      181

     18        Plan Adopting Multiple Classes of Shares - Not Applicable

     19        Powers of Attorney
          (a)  Powers of Attorney for Michael J.C. Roth, Sherron
                A. Kirk, John W. Saunders, Jr., George E. Brown,
                Howard L. Freeman, Jr., and Richard A. Zucker dated January 21, 1994 (2)
          (b)  Power of Attorney for Barbara B. Dreeben (1)

---------------------
 (1) Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on June 15, 1995.

 (2) Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 26, 1995.

---------------------
   *    Refers to sequentially numbered pages